Schedule of investments
Delaware Diversified Income Fund	July 31, 2019 (Unaudited)

	Principal amount°	Value (US $)
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 4.658% 9/26/33 •	518,415	$572,302
Fannie Mae REMIC Trust
Series 2001-W2 AS5 6.473% 10/25/31 f	95	97
Series 2002-W11 AV1 2.744% (LIBOR01M + 0.34%,
Floor 0.17%) 11/25/32 •	2,642	2,589
Total Agency Asset-Backed Securities (cost $501,949)		574,988

Agency Collateralized Mortgage Obligations – 3.11%
Fannie Mae Connecticut Avenue Securities
Series 2017-C01 1M1 3.566% (LIBOR01M + 1.30%)
7/25/29 •	844,876	847,262
Series 2017-C04 2M2 5.116% (LIBOR01M + 2.85%)
11/25/29 •	1,615,000	1,667,259
Series 2018-C02 2M2 4.466% (LIBOR01M + 2.20%,
Floor 2.20%) 8/25/30 •	2,620,000	2,639,762
Series 2018-C03 1M2 4.416% (LIBOR01M + 2.15%,
Floor 2.15%) 10/25/30 •	3,025,000	3,047,637
Series 2018-C05 1M2 4.616% (LIBOR01M + 2.35%,
Floor 2.35%) 1/25/31 •	2,280,000	2,302,958
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	7,016	7,603
Series 2002-T4 A3 7.50% 12/25/41	72,840	84,024
Series 2002-T19 A1 6.50% 7/25/42	66,102	76,752
Series 2004-T1 1A2 6.50% 1/25/44	20,755	23,585
Fannie Mae Interest Strip
Series 413 167 4.50% 7/25/42 S•	138,260	24,666
Series 419 C3 3.00% 11/25/43 S	2,009,776	276,828
Fannie Mae REMIC Trust
Series 2002-W6 2A 7.50% 6/25/42 •	16,810	18,663
Series 2003-W1 2A 5.835% 12/25/42 •	9,712	10,659
Series 2004-W11 1A2 6.50% 5/25/44	178,075	202,918
Fannie Mae REMICs
Series 2008-15 SB 4.334% (6.60% minus LIBOR01M,
Cap 6.60%) 8/25/36 S•	530,460	93,794
Series 2012-19 NI 3.50% 10/25/31 S	2,044,912	203,736
Series 2012-60 KI 3.00% 9/25/26 S	70,074	2,412
Series 2012-98 MI 3.00% 8/25/31 S	5,080,673	374,779
Series 2012-99 AI 3.50% 5/25/39 S	2,098,475	117,604
Series 2012-115 MI 3.50% 3/25/42 S	872,542	81,311
Series 2012-118 AI 3.50% 11/25/37 S	158,272	10,665
Series 2012-121 ID 3.00% 11/25/27 S	154,640	11,570
Series 2012-125 MI 3.50% 11/25/42 S	44,521	6,171
Series 2012-128 IC 3.00% 11/25/32 S	7,218,601	883,363

	NQ-189 [7/19] 9/19 (946368) 1

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2012-137 WI 3.50% 12/25/32 S	1,204,109	$147,115
Series 2012-146 IO 3.50% 1/25/43 S	6,343,745	1,105,130
Series 2012-149 IC 3.50% 1/25/28 S	4,129,334	360,520
Series 2013-1 YI 3.00% 2/25/33 S	5,883,868	692,897
Series 2013-7 EI 3.00% 10/25/40 S	3,014,029	304,088
Series 2013-20 IH 3.00% 3/25/33 S	1,767,083	209,117
Series 2013-23 IL 3.00% 3/25/33 S	1,615,147	174,019
Series 2013-26 ID 3.00% 4/25/33 S	7,390,370	874,568
Series 2013-31 MI 3.00% 4/25/33 S	2,541,740	300,275
Series 2013-35 IB 3.00% 4/25/33 S	4,078,373	508,078
Series 2013-35 IG 3.00% 4/25/28 S	2,798,028	225,013
Series 2013-38 AI 3.00% 4/25/33 S	7,393,950	847,146
Series 2013-41 HI 3.00% 2/25/33 S	4,887,728	474,354
Series 2013-44 Z 3.00% 5/25/43	151,016	155,280
Series 2013-45 PI 3.00% 5/25/33 S	2,069,006	243,375
Series 2013-64 KI 3.00% 2/25/33 S	114,052	14,200
Series 2013-69 IJ 3.00% 7/25/33 S	2,277,739	262,606
Series 2013-71 ZA 3.50% 7/25/43	11,132	11,692
Series 2013-103 SK 3.654% (5.92% minus LIBOR01M,
Cap 5.92%) 10/25/43 S•	6,858,012	1,439,727
Series 2014-64 IT 3.50% 6/25/41 S	382,682	22,501
Series 2014-77 AI 3.00% 10/25/40 S	267,882	22,226
Series 2014-85 IB 3.00% 12/25/44 S	1,074,728	184,390
Series 2015-31 ZD 3.00% 5/25/45	731,458	722,886
Series 2015-34 OK 0.913% 3/25/44 Ω	2,280,667	2,029,639
Series 2015-43 PZ 3.50% 6/25/45	2,267,773	2,336,755
Series 2015-45 AI 3.00% 1/25/33 S	44,589	2,786
Series 2015-56 MI 3.50% 10/25/41 S	1,845,829	173,256
Series 2015-66 KI 3.00% 9/25/45 S	1,581,825	233,070
Series 2015-71 PI 4.00% 3/25/43 S	464,951	44,799
Series 2015-89 AZ 3.50% 12/25/45	1,625,509	1,674,332
Series 2016-2 HI 3.00% 12/25/41 S	57,441	5,491
Series 2016-6 AI 3.50% 4/25/34 S	3,669,379	380,929
Series 2016-17 BI 4.00% 2/25/43 S	188,787	19,149
Series 2016-23 AI 3.50% 2/25/41 S	1,670,084	120,660
Series 2016-33 DI 3.50% 6/25/36 S	7,944,304	962,901
Series 2016-36 SB 3.734% (6.00% minus LIBOR01M,
Cap 6.00%) 3/25/43 S•	2,567,609	303,313
Series 2016-40 IO 3.50% 7/25/36 S	998,347	114,446
Series 2016-61 ML 3.00% 9/25/46	247,000	247,482
Series 2016-62 SA 3.734% (6.00% minus LIBOR01M,
Cap 6.00%) 9/25/46 S•	8,587,905	1,921,532

2 NQ-189 [7/19] 9/19 (946368)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2016-64 CI 3.50% 7/25/43 S	3,679,768	$316,640
Series 2016-71 PI 3.00% 10/25/46 S	2,532,532	286,442
Series 2016-72 AZ 3.00% 10/25/46	43,544	42,488
Series 2016-79 AZ 3.00% 11/25/46	2,649,564	2,609,461
Series 2016-80 JZ 3.00% 11/25/46	5,429	5,397
Series 2016-83 PI 3.50% 7/25/45 S	436,798	51,970
Series 2016-90 CI 3.00% 2/25/45 S	702,865	75,402
Series 2016-95 IO 3.00% 12/25/46 S	375,738	49,845
Series 2016-95 LZ 2.50% 12/25/46	903,555	794,690
Series 2016-99 DI 3.50% 1/25/46 S	2,451,155	302,717
Series 2016-101 ZP 3.50% 1/25/47	3,283	3,325
Series 2016-105 SA 3.734% (6.00% minus LIBOR01M,
Cap 6.00%) 1/25/47 S•	5,138,322	954,568
Series 2017-4 BI 3.50% 5/25/41 S	2,282,638	171,841
Series 2017-6 NI 3.50% 3/25/46 S	472,947	49,658
Series 2017-11 EI 3.00% 3/25/42 S	7,257,174	603,566
Series 2017-16 WI 3.00% 1/25/45 S	1,776,455	179,091
Series 2017-25 BL 3.00% 4/25/47	726,000	696,304
Series 2017-40 GZ 3.50% 5/25/47	1,671,396	1,781,139
Series 2017-46 BI 3.00% 4/25/47 S	339,038	38,065
Series 2017-67 BZ 3.00% 9/25/47	1,059	1,040
Series 2017-77 HZ 3.50% 10/25/47	2,250,686	2,282,986
Series 2017-94 CZ 3.50% 11/25/47	1,401,126	1,445,539
Series 2017-99 IE 3.00% 12/25/47 S	3,439,471	415,525
Freddie Mac REMICs
Series 4050 EI 4.00% 2/15/39 S	3,365,208	151,442
Series 4109 AI 3.00% 7/15/31 S	9,453,354	705,299
Series 4122 LI 3.00% 10/15/27 S	3,645,657	269,245
Series 4135 AI 3.50% 11/15/42 S	6,196,876	1,046,015
Series 4146 IA 3.50% 12/15/32 S	4,411,292	638,534
Series 4150 IO 3.50% 1/15/43 S	5,438,530	855,634
Series 4150 UI 3.50% 8/15/32 S	7,759,881	541,595
Series 4153 IB 2.50% 1/15/28 S	2,007,296	130,015
Series 4156 AI 3.00% 10/15/31 S	2,117,456	159,714
Series 4161 IM 3.50% 2/15/43 S	1,278,603	250,146
Series 4181 DI 2.50% 3/15/33 S	2,711,593	255,885
Series 4185 LI 3.00% 3/15/33 S	5,585,464	663,718
Series 4186 IB 3.00% 3/15/33 S	3,332,718	404,611
Series 4191 CI 3.00% 4/15/33 S	2,215,402	260,845
Series 4197 LZ 4.00% 4/15/43	3,850	4,291
Series 4223 HI 3.00% 4/15/30 S	1,981,378	72,825
Series 4342 CI 3.00% 11/15/33 S	1,640,327	151,068

	NQ-189 [7/19] 9/19 (946368) 3

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4366 DI 3.50% 5/15/33 S	50,959	$4,623
Series 4433 DI 3.00% 8/15/32 S	138,901	7,760
Series 4479 TI 4.00% 7/15/34 S	883,409	97,384
Series 4487 ZC 3.50% 6/15/45	85,351	94,271
Series 4504 IO 3.50% 5/15/42 S	1,724,335	108,445
Series 4518 CI 3.50% 6/15/42 S	664,722	49,226
Series 4520 AI 3.50% 10/15/35 S	1,174,383	147,971
Series 4527 CI 3.50% 2/15/44 S	5,340,564	695,915
Series 4567 LI 4.00% 8/15/45 S	347,154	56,487
Series 4574 AI 3.00% 4/15/31 S	4,699,428	442,460
Series 4618 SA 3.675% (6.00% minus LIBOR01M, Cap
6.00%) 9/15/46 S•	5,102,319	1,162,599
Series 4623 WI 4.00% 8/15/44 S	74,310	10,596
Series 4627 PI 3.50% 5/15/44 S	6,245,976	671,051
Series 4629 KB 3.00% 11/15/46	40,000	39,929
Series 4643 QI 3.50% 9/15/45 S	80,194	9,892
Series 4644 GI 3.50% 5/15/40 S	2,787,865	193,625
Series 4648 SA 3.675% (6.00% minus LIBOR01M, Cap
6.00%) 1/15/47 S•	6,239,188	1,222,726
Series 4660 GI 3.00% 8/15/43 S	2,153,362	217,103
Series 4663 AI 3.00% 3/15/42 S	4,648,471	433,023
Series 4665 NI 3.50% 7/15/41 S	11,444,306	663,785
Series 4667 CI 3.50% 7/15/40 S	234,438	10,912
Series 4667 LI 3.50% 10/15/43 S	1,378,382	113,215
Series 4669 QI 3.50% 6/15/41 S	810,415	62,893
Series 4673 WI 3.50% 9/15/43 S	3,113,364	200,234
Series 4674 GI 3.50% 10/15/40 S	197,383	9,693
Series 4676 KZ 2.50% 7/15/45	1,655,720	1,555,607
Series 4690 WI 3.50% 12/15/43 S	4,090,322	349,933
Series 4703 CI 3.50% 7/15/42 S	6,145,707	359,875
Freddie Mac Strips
Series 303 151 4.50% 12/15/42 S•	657,119	120,586
Series 304 C38 3.50% 12/15/27 S	2,325,027	185,821
Series 319 S2 3.675% (6.00% minus LIBOR01M, Cap
6.00%) 11/15/43 S•	2,517,176	435,887
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA3 M2 5.116% (LIBOR01M + 2.85%)
4/25/28 •	1,336,782	1,357,960
Series 2016-DNA3 M2 4.266% (LIBOR01M + 2.00%)
12/25/28 •	657,143	660,012
Series 2016-DNA4 M2 3.566% (LIBOR01M + 1.30%,
Floor 1.30%) 3/25/29 •	899,445	900,669

4 NQ-189 [7/19] 9/19 (946368)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA1 M2 5.516% (LIBOR01M + 3.25%,
Floor 3.25%) 7/25/29 •	4,500,000	$4,756,719
Series 2017-DNA3 M2 4.766% (LIBOR01M + 2.50%)
3/25/30 •	1,420,000	1,452,701
Series 2017-HQA2 M2AS 3.316% (LIBOR01M + 1.05%)
12/25/29 •	4,000,000	3,951,036
Series 2017-HQA3 M2 4.616% (LIBOR01M + 2.35%)
4/25/30 •	3,480,000	3,531,889
Series 2018-HQA1 M2 4.566% (LIBOR01M + 2.30%)
9/25/30 •	3,460,000	3,481,444
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ◆	16,472	19,498
Series T-58 2A 6.50% 9/25/43 ◆	323,660	374,696
GNMA
Series 2011-157 SG 4.329% (6.60% minus LIBOR01M,
Cap 6.60%) 12/20/41 S•	3,540,802	765,529
Series 2012-61 PI 3.00% 4/20/39 S	176,983	6,705
Series 2013-113 LY 3.00% 5/20/43	862,000	871,772
Series 2013-182 CZ 2.50% 12/20/43	1,647,416	1,591,849
Series 2014-12 ZB 3.00% 1/16/44	196,918	200,011
Series 2015-111 IH 3.50% 8/20/45 S	5,382,292	436,452
Series 2015-142 AI 4.00% 2/20/44 S	1,111,728	81,186
Series 2015-185 PZ 3.00% 12/20/45	1,165,669	1,086,527
Series 2016-32 MS 3.779% (6.05% minus LIBOR01M,
Cap 6.05%) 3/20/46 S•	247,193	48,310
Series 2016-46 DZ 3.00% 4/20/46	460,752	438,086
Series 2016-49 PZ 3.00% 11/16/45	347,217	350,637
Series 2016-74 PL 3.00% 5/20/46	1,248,000	1,227,233
Series 2016-75 JI 3.00% 9/20/43 S	14,990,757	1,078,588
Series 2016-89 QS 3.779% (6.05% minus LIBOR01M,
Cap 6.05%) 7/20/46 S•	4,041,899	824,258
Series 2016-101 QL 3.00% 7/20/46	117,000	115,179
Series 2016-108 YL 3.00% 8/20/46	1,395,000	1,369,888
Series 2016-118 ES 3.829% (6.10% minus LIBOR01M,
Cap 6.10%) 9/20/46 S•	4,830,757	990,232
Series 2016-126 NS 3.829% (6.10% minus LIBOR01M,
Cap 6.10%) 9/20/46 S•	4,675,204	959,987
Series 2016-134 MZ 3.00% 10/20/46	3,420,544	3,313,418
Series 2016-135 JI 3.00% 7/20/46 S	2,917,920	270,265
Series 2016-156 PB 2.00% 11/20/46	1,707,124	1,504,860
Series 2016-163 XI 3.00% 10/20/46 S	5,948,548	490,292
Series 2016-170 MZ 3.00% 12/20/46	35,656	34,113
Series 2016-171 IO 3.00% 7/20/44 S	8,386,724	506,081

	NQ-189 [7/19] 9/19 (946368) 5

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2017-18 QS 3.768% (6.10% minus LIBOR01M,
Cap 6.10%) 2/16/47 S•	5,379,949	$975,103
Series 2017-33 PZ 3.00% 2/20/47	1,440,628	1,424,623
Series 2017-34 AZ 3.00% 1/20/47	89,010	84,610
Series 2017-34 DY 3.50% 3/20/47	1,103,995	1,176,654
Series 2017-36 ZC 3.00% 3/20/47	184,464	179,166
Series 2017-45 JZ 3.50% 3/20/47	34,719	36,293
Series 2017-52 LE 3.00% 1/16/47	19,000	19,382
Series 2017-56 JZ 3.00% 4/20/47	67,394	66,657
Series 2017-101 AI 4.00% 7/20/47 S	3,263,689	436,558
Series 2017-101 HD 3.00% 1/20/47	3,000	2,948
Series 2017-101 TI 4.00% 3/20/44 S	4,702,760	407,270
Series 2017-107 QZ 3.00% 8/20/45	1,046,092	1,028,730
Series 2017-121 IL 3.00% 2/20/42 S	262,188	17,664
Series 2017-130 YJ 2.50% 8/20/47	1,210,000	1,192,707
Series 2017-134 KI 4.00% 5/20/44 S	3,871,590	422,725
Series 2017-144 EI 3.00% 12/20/44 S	6,614,266	464,186
Series 2018-11 AI 3.00% 1/20/46 S	4,016,307	318,375
Series 2018-13 PZ 3.00% 1/20/48	961,851	920,380
Series 2018-24 HZ 3.00% 2/20/48	492,466	471,348
Series 2018-34 TY 3.50% 3/20/48	827,000	850,421
Series 2018-37 SA 3.929% (6.20% minus LIBOR01M,
Cap 6.20%) 3/20/48 S•	3,524,706	621,441
Total Agency Collateralized Mortgage Obligations (cost $120,112,438)		112,505,155

Agency Commercial Mortgage-Backed Securities – 1.36%
Freddie Mac Multifamily Structured Pass Through
Certificates
Series K058 A2 2.653% 8/25/26 ◆	3,000,000	3,067,482
Series X3FX A2FX 3.00% 6/25/27 ◆	4,515,000	4,635,846
FREMF Mortgage Trust
Series 2010-K8 B 144A 5.279% 9/25/43 #•	4,520,000	4,591,276
Series 2011-K14 B 144A 5.18% 2/25/47 #•	3,345,000	3,487,225
Series 2011-K15 B 144A 4.948% 8/25/44 #•	485,000	506,253
Series 2012-K22 B 144A 3.687% 8/25/45 #•	4,410,000	4,552,522
Series 2013-K25 C 144A 3.619% 11/25/45 #•	2,800,000	2,852,910
Series 2013-K712 B 144A 3.314% 5/25/45 #•	2,280,000	2,279,050
Series 2013-K713 B 144A 3.155% 4/25/46 #•	1,355,000	1,357,797
Series 2013-K713 C 144A 3.155% 4/25/46 #•	4,425,000	4,425,953
Series 2014-K717 B 144A 3.629% 11/25/47 #•	1,925,000	1,966,914
Series 2014-K717 C 144A 3.629% 11/25/47 #•	650,000	659,093
Series 2015-K44 B 144A 3.681% 1/25/48 #•	1,000,000	1,032,166

6 NQ-189 [7/19] 9/19 (946368)

	Principal amount°	Value (US $)
Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2015-K48 B 144A 3.637% 8/25/48 #•	3,000,000	$3,062,509
Series 2015-K49 B 144A 3.722% 10/25/48 #•	4,460,000	4,582,582
Series 2015-K721 C 144A 3.565% 11/25/47 #•	2,225,000	2,254,939
Series 2016-K53 B 144A 4.019% 3/25/49 #•	1,465,000	1,535,072
Series 2016-K722 B 144A 3.84% 7/25/49 #•	2,175,000	2,245,433
Total Agency Commercial Mortgage-Backed Securities (cost $48,398,546)		49,095,022

Agency Mortgage-Backed Securities – 14.48%
Fannie Mae S. F. 30 yr
3.00% 7/1/49	5,408,005	5,457,506
3.50% 2/1/48	11,108,221	11,523,683
3.50% 7/1/48	38,000,784	39,129,788
3.50% 6/1/49	67,869,031	69,545,389
4.00% 4/1/49	134,057,811	138,719,699
4.50% 4/1/39	463,661	499,473
4.50% 8/1/40	642,528	691,978
4.50% 10/1/43	1,775,152	1,913,801
4.50% 2/1/46	50,057	53,971
4.50% 12/1/48	4,151,890	4,365,220
5.00% 7/1/47	2,207,377	2,401,912
5.50% 5/1/44	40,462,724	45,261,836
5.50% 8/1/48	3,390,000	3,713,906
6.00% 6/1/41	7,807,318	8,874,597
6.00% 7/1/41	21,849,599	24,903,379
6.00% 1/1/42	6,472,853	7,359,605
Fannie Mae S. F. 30 yr TBA
3.50% 8/1/49	35,526,000	36,376,681
Freddie Mac S. F. 30 yr
3.00% 12/1/48	52,145,917	52,972,998
3.50% 11/1/48	13,228,504	13,768,548
4.50% 4/1/39	267,301	288,382
4.50% 8/1/44	817,706	882,415
5.00% 12/1/44	5,365,892	5,849,916
5.50% 6/1/41	6,483,291	7,253,917
5.50% 9/1/41	13,022,829	14,565,804
6.00% 7/1/40	18,062,700	20,543,411
GNMA II S. F. 30 yr
5.50% 5/20/37	618,467	685,766
6.00% 2/20/39	608,675	678,008
6.00% 10/20/39	2,139,414	2,381,557
6.00% 2/20/40	2,316,559	2,578,171
6.00% 4/20/46	783,349	895,924

	NQ-189 [7/19] 9/19 (946368) 7

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
GNMA II S. F. 30 yr
6.50% 6/20/39	3,617	$4,158
Total Agency Mortgage-Backed Securities (cost $516,403,699)		524,141,399

Collateralized Debt Obligations – 2.09%
AMMC CLO 22
Series 2018-22A A 144A 3.306% (LIBOR03M + 1.03%,
Floor 1.03%) 4/25/31 #•	4,400,000	4,350,218
Apex Credit CLO
Series 2018-1A A2 144A 3.306% (LIBOR03M + 1.03%)
4/25/31 #•	11,200,000	11,078,380
Atlas Senior Loan Fund X
Series 2018-10A A 144A 3.393% (LIBOR03M + 1.09%)
1/15/31 #•	5,900,000	5,827,519
Black Diamond CLO
Series 2017-2A A2 144A 3.578% (LIBOR03M + 1.30%,
Floor 1.30%) 1/20/32 #•	2,800,000	2,801,352
Catamaran CLO
Series 2014-1A A1BR 144A 3.668% (LIBOR03M +
1.39%) 4/22/30 #•	5,000,000	5,002,505
CFIP CLO
Series 2017-1A A 144A 3.52% (LIBOR03M + 1.22%)
1/18/30 #•	6,000,000	6,001,404
ECP CLO
Series 2015-7A A1R 144A 3.418% (LIBOR03M + 1.14%)
4/22/30 #•	14,000,000	13,852,790
Mariner CLO 5
Series 2018-5A A 144A 3.386% (LIBOR03M + 1.11%,
Floor 1.11%) 4/25/31 #•	8,000,000	7,940,136
Midocean Credit CLO IX
Series 2018-9A A1 144A 3.428% (LIBOR03M + 1.15%,
Floor 1.15%) 7/20/31 #•	2,000,000	1,979,330
Midocean Credit CLO VIII
Series 2018-8A A1 144A 3.67% (LIBOR03M + 1.15%)
2/20/31 #•	5,830,000	5,773,775
Sounds Point CLO IV-R
Series 2013-3RA A 144A 3.45% (LIBOR03M + 1.15%,
Floor 1.15%) 4/18/31 #•	6,000,000	5,953,392
Steele Creek CLO
Series 2017-1A A 144A 3.553% (LIBOR03M + 1.25%)
1/15/30 #•	3,000,000	3,005,145
Venture CDO
Series 2016-25A A1 144A 3.768% (LIBOR03M + 1.49%)
4/20/29 #•	2,085,000	2,085,734
Total Collateralized Debt Obligations (cost $76,184,675)		75,651,680

8 NQ-189 [7/19] 9/19 (946368)

	Principal amount°	Value (US $)
Convertible Bonds – 0.16%
GAIN Capital Holdings 5.00% exercise price $8.20,
maturity date 8/15/22	2,350,000	$2,043,984
Huron Consulting Group 1.25% exercise price $79.89,
maturity date 10/1/19	2,191,000	2,195,606
Synchronoss Technologies 0.75% exercise price $53.17,
maturity date 8/15/19	1,481,000	1,485,050
Total Convertible Bonds (cost $5,830,861)		5,724,640

Corporate Bonds – 42.03%
Automotive - 0.02%
Allison Transmission 144A 5.875% 6/1/29 #	555,000	591,075
		591,075
Banking - 7.74%
Akbank T. A. S. 144A 7.20% 3/16/27 #µ	3,060,000	2,756,390
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	2,265,000	2,325,895
Banco General 144A 4.125% 8/7/27 #	1,260,000	1,297,170
Banco Mercantil del Norte 144A 6.75% #µy	1,780,000	1,780,000
Banco Santander 3.306% 6/27/29	8,000,000	8,097,153
Banco Santander Mexico Institucion de Banca Multiple
Grupo Financiero
144A 4.125% 11/9/22 #	915,000	947,025
144A 5.95% 10/1/28 #µ	1,325,000	1,411,125
Bank of America
3.194% 7/23/30 µ	3,955,000	3,992,437
3.458% 3/15/25 µ	5,615,000	5,812,963
Bank of China 144A 5.00% 11/13/24 #	1,640,000	1,772,956
Bank of Georgia 144A 6.00% 7/26/23 #	2,000,000	2,040,460
BB&T
2.50% 8/1/24	2,370,000	2,366,549
3.75% 12/6/23	8,205,000	8,686,382
3.875% 3/19/29	1,810,000	1,935,355
BBVA Bancomer 144A 5.125% 1/18/33 #µ	1,646,000	1,588,390
BBVA USA
2.875% 6/29/22	5,190,000	5,229,161
3.875% 4/10/25	5,505,000	5,683,647
Credit Suisse Group
144A 6.25% #µy	10,305,000	10,881,678
144A 7.25% #µy	4,240,000	4,540,425
144A 7.50% #µy	2,014,000	2,141,315
DBS Group Holdings 144A 4.52% 12/11/28 #µ	1,800,000	1,901,961
Emirates NBD 3.25% 11/14/22	1,500,000	1,527,455
Fifth Third Bancorp
3.65% 1/25/24	1,440,000	1,508,365

	NQ-189 [7/19] 9/19 (946368) 9

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Fifth Third Bancorp
3.95% 3/14/28	6,825,000	$7,393,082
Fifth Third Bank 3.85% 3/15/26	2,435,000	2,572,551
Goldman Sachs Group 6.00% 6/15/20	10,020,000	10,334,481
ICICI Bank 144A 4.00% 3/18/26 #	1,850,000	1,903,705
Itau Unibanco Holding 144A 5.50% 8/6/22 #	1,650,000	1,742,895
JPMorgan Chase & Co.
3.702% 5/6/30 µ	3,385,000	3,586,418
4.023% 12/5/24 µ	10,785,000	11,424,058
5.00% µy	5,125,000	5,190,344
KeyBank
2.30% 9/14/22	3,505,000	3,498,965
6.95% 2/1/28	17,740,000	22,151,101
Kookmin Bank 144A 2.875% 3/25/23 #	1,905,000	1,919,459
Morgan Stanley
3.78% (LIBOR03M + 1.22%) 5/8/24 •	5,850,000	5,934,950
5.00% 11/24/25	9,030,000	9,993,445
5.50% 1/26/20	2,680,000	2,718,655
PNC Bank
2.70% 11/1/22	725,000	729,567
4.05% 7/26/28	6,875,000	7,484,238
PNC Financial Services Group 2.60% 7/23/26	5,875,000	5,866,648
Popular 6.125% 9/14/23	1,195,000	1,287,613
QNB Finance 3.50% 3/28/24	1,470,000	1,504,139
Royal Bank of Scotland Group 8.625% µy	8,640,000	9,212,400
Santander UK 144A 5.00% 11/7/23 #	9,280,000	9,790,380
Shinhan Financial Group 144A 3.34% 2/5/30 #µ	1,445,000	1,454,898
SunTrust Banks
2.45% 8/1/22	3,070,000	3,074,569
2.70% 1/27/22	5,605,000	5,634,016
3.00% 2/2/23	2,050,000	2,086,706
3.30% 5/15/26	2,845,000	2,922,729
Turkiye Garanti Bankasi 144A 6.25% 4/20/21 #	1,845,000	1,883,247
UBS Group Funding Switzerland
144A 4.125% 9/24/25 #	5,345,000	5,706,447
6.875% µy	6,345,000	6,575,641
7.125% µy	1,405,000	1,469,374
US Bancorp
3.00% 7/30/29	2,645,000	2,663,088
3.10% 4/27/26	7,010,000	7,160,638
3.375% 2/5/24	4,620,000	4,821,507
US Bank 3.40% 7/24/23	2,655,000	2,764,668

10 NQ-189 [7/19] 9/19 (946368)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
USB Capital IX 3.50% (LIBOR03M + 1.02%) y•	27,182,000	$22,977,478
Woori Bank 144A 4.75% 4/30/24 #*	2,270,000	2,421,272
		280,079,629
Basic Industry - 2.96%
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	12,410,000	12,931,468
Bioceanico Sovereign Certificate 144A 2.934% 6/5/34 #	2,475,000	1,701,563
BMC East 144A 5.50% 10/1/24 #	1,200,000	1,228,836
Boise Cascade 144A 5.625% 9/1/24 #	435,000	448,050
Braskem Finance 6.45% 2/3/24	2,015,000	2,243,098
CK Hutchison International 17 144A 2.875% 4/5/22 #	1,000,000	1,004,122
Corp Nacional del Cobre de Chile 144A 4.25% 7/17/42 #	400,000	423,351
CSN Resources 144A 7.625% 2/13/23 #	1,805,000	1,917,722
Cydsa 144A 6.25% 10/4/27 #	1,490,000	1,503,052
Equate Petrochemical 144A 3.00% 3/3/22 #	1,795,000	1,803,205
Freeport-McMoRan 5.45% 3/15/43	780,000	726,055
Georgia-Pacific 8.00% 1/15/24	11,171,000	13,718,522
Gold Fields Orogen Holdings BVI 144A 6.125% 5/15/29 #	1,735,000	1,899,825
Hudbay Minerals 144A 7.625% 1/15/25 #	685,000	713,270
Israel Chemicals 144A 6.375% 5/31/38 #	2,875,000	3,265,483
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	800,000	845,370
Klabin Austria 144A 7.00% 4/3/49 #	1,615,000	1,736,545
Mexichem 144A 5.50% 1/15/48 #	2,930,000	2,951,975
NOVA Chemicals 144A 5.00% 5/1/25 #	1,055,000	1,090,606
Novelis 144A 6.25% 8/15/24 #	423,000	444,158
Novolipetsk Steel Via Steel Funding 144A 4.00%
9/21/24 #	2,035,000	2,066,899
OCP
144A 4.50% 10/22/25 #	1,580,000	1,646,953
144A 6.875% 4/25/44 #	1,515,000	1,825,393
Olin
5.00% 2/1/30	650,000	634,367
5.625% 8/1/29	265,000	272,619
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	3,150,000	3,065,936
Phosagro OAO Via Phosagro Bond Funding 144A 3.95%
11/3/21 #	2,435,000	2,480,267
RPM International 4.55% 3/1/29	5,625,000	5,978,436
SASOL Financing USA
5.875% 3/27/24	10,620,000	11,392,703
6.50% 9/27/28	1,705,000	1,921,334
Sociedad Quimica y Minera de Chile 144A 4.25% 5/7/29 #	1,255,000	1,327,163
Standard Industries 144A 5.00% 2/15/27 #	1,880,000	1,919,931
Steel Dynamics 5.50% 10/1/24	1,030,000	1,065,751

	NQ-189 [7/19] 9/19 (946368) 11

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
Suzano Austria 144A 5.00% 1/15/30 #	2,190,000	$2,243,108
Syngenta Finance
144A 3.933% 4/23/21 #	2,540,000	2,581,472
144A 4.441% 4/24/23 #	1,360,000	1,423,162
144A 5.182% 4/24/28 #	4,515,000	4,743,749
Tronox Finance 144A 5.75% 10/1/25 #	610,000	576,450
Usiminas International 144A 5.875% 7/18/26 #	3,340,000	3,396,613
Vedanta Resources 144A 7.125% 5/31/23 #*	1,615,000	1,621,864
Westlake Chemical 4.375% 11/15/47	2,340,000	2,252,877
		107,033,323
Brokerage - 0.76%
Jefferies Group
4.15% 1/23/30	1,585,000	1,572,312
6.45% 6/8/27	3,815,000	4,382,496
6.50% 1/20/43	2,455,000	2,761,770
Lazard Group 3.75% 2/13/25	15,330,000	15,956,943
Nuveen Finance 144A 4.125% 11/1/24 #	2,790,000	2,990,644
		27,664,165
Capital Goods - 1.21%
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	790,000	817,650
Bombardier 144A 6.00% 10/15/22 #	1,175,000	1,180,875
EnPro Industries 5.75% 10/15/26	455,000	470,925
Grupo Cementos de Chihuahua 144A 5.25% 6/23/24 #	2,065,000	2,121,808
Mauser Packaging Solutions Holding 144A 5.50%
4/15/24 #	2,165,000	2,169,763
Northrop Grumman
2.55% 10/15/22	6,300,000	6,327,167
3.25% 8/1/23	3,650,000	3,781,025
nVent Finance 4.55% 4/15/28	582,000	597,039
TransDigm 144A 6.25% 3/15/26 #	745,000	783,181
United Technologies 3.65% 8/16/23	7,125,000	7,464,637
Waste Management
2.95% 6/15/24	3,695,000	3,789,021
4.00% 7/15/39	6,245,000	6,821,173
4.15% 7/15/49	6,885,000	7,615,337
		43,939,601
Communications - 5.26%
AT&T
3.875% 1/15/26	1,705,000	1,794,402
4.35% 3/1/29	5,025,000	5,432,960
4.85% 7/15/45	3,985,000	4,285,806
C&W Senior Financing 144A 7.50% 10/15/26 #	2,290,000	2,450,300

12 NQ-189 [7/19] 9/19 (946368)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Charter Communications Operating
4.464% 7/23/22	8,590,000	$8,997,218
5.05% 3/30/29	9,240,000	10,152,801
5.125% 7/1/49	3,370,000	3,445,841
Comcast 3.70% 4/15/24	12,235,000	12,946,856
Comcel Trust 144A 6.875% 2/6/24 #	1,510,000	1,566,625
Crown Castle International
3.80% 2/15/28	1,465,000	1,532,364
4.30% 2/15/29	7,825,000	8,494,464
5.25% 1/15/23	4,275,000	4,638,103
Digicel Group One 144A 8.25% 12/30/22 #	1,131,000	696,272
Digicel Group Two
144A 8.25% 9/30/22 #	1,069,000	224,490
144A PIK 9.125% 4/1/24 #D	4,308,351	807,816
Discovery Communications
4.125% 5/15/29	14,560,000	15,222,387
5.20% 9/20/47	8,165,000	8,675,523
Equinix 5.375% 5/15/27	1,680,000	1,807,596
Fox
144A 4.709% 1/25/29 #	4,190,000	4,693,159
144A 5.576% 1/25/49 #	3,955,000	4,833,930
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	2,605,000	2,597,395
Level 3 Financing 5.375% 5/1/25	2,500,000	2,581,250
Millicom International Cellular 144A 6.25% 3/25/29 #	2,190,000	2,369,033
Sprint
7.125% 6/15/24	635,000	694,531
7.875% 9/15/23	1,464,000	1,630,530
Sprint Communications 7.00% 8/15/20	270,000	280,722
Sprint Spectrum 144A 4.738% 3/20/25 #	3,190,000	3,361,463
Telecom Argentina 144A 8.00% 7/18/26 #	2,020,000	2,051,563
Telefonica Emisiones 5.52% 3/1/49	15,380,000	18,218,339
Time Warner Cable 7.30% 7/1/38	9,865,000	12,239,714
Time Warner Entertainment 8.375% 3/15/23	5,470,000	6,454,549
T-Mobile USA
6.375% 3/1/25 =	250,000	0
6.50% 1/15/26 =	3,725,000	0
6.50% 1/15/26	1,875,000	2,001,000
Turk Telekomunikasyon 144A 6.875% 2/28/25 #	1,750,000	1,796,561
Verizon Communications 4.50% 8/10/33	18,345,000	20,756,625
Viacom 4.375% 3/15/43	8,565,000	8,480,041
Zayo Group
144A 5.75% 1/15/27 #	1,615,000	1,643,263

	NQ-189 [7/19] 9/19 (946368) 13

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Zayo Group
6.375% 5/15/25	444,000	$456,832
		190,312,324
Consumer Cyclical - 2.04%
AMC Entertainment Holdings 6.125% 5/15/27 *	1,750,000	1,576,094
Atento Luxco 1 144A 6.125% 8/10/22 #	1,165,000	1,187,712
Boyd Gaming 6.375% 4/1/26	1,325,000	1,402,844
Dollar Tree 3.70% 5/15/23	7,830,000	8,087,850
Ford Motor Credit 5.443% (LIBOR03M + 3.14%) 1/7/22 •	6,745,000	6,994,472
General Motors 6.75% 4/1/46	1,230,000	1,404,940
General Motors Financial 5.25% 3/1/26	11,943,000	12,878,237
JD. com 3.125% 4/29/21	1,795,000	1,794,940
Kia Motors 144A 3.00% 4/25/23 #	555,000	556,942
Live Nation Entertainment 144A 5.625% 3/15/26 #	1,725,000	1,830,656
Lowe’s
3.65% 4/5/29	4,515,000	4,739,430
4.05% 5/3/47	1,400,000	1,407,030
4.55% 4/5/49	12,305,000	13,376,179
MGM Resorts International 5.75% 6/15/25	1,280,000	1,390,016
Penn National Gaming 144A 5.625% 1/15/27 #	2,375,000	2,417,750
Resorts World Las Vegas 144A 4.625% 4/16/29 #	2,500,000	2,619,260
Royal Caribbean Cruises 3.70% 3/15/28	6,840,000	6,918,816
SBA Tower Trust 144A 2.898% 10/15/19 #f	405,000	405,051
Scientific Games International
144A 8.25% 3/15/26 #	1,245,000	1,335,611
10.00% 12/1/22	1,307,000	1,367,475
		73,691,305
Consumer Non-Cyclical - 4.20%
Anheuser-Busch InBev Worldwide
3.65% 2/1/26	10,372,000	10,950,499
4.75% 1/23/29	8,390,000	9,560,717
Bristol-Myers Squibb
144A 2.90% 7/26/24 #	4,885,000	5,002,643
144A 4.125% 6/15/39 #	3,960,000	4,326,330
144A 4.25% 10/26/49 #	13,890,000	15,223,208
Cigna
144A 3.193% (LIBOR03M + 0.89%) 7/15/23 #•	3,240,000	3,249,166
144A 4.125% 11/15/25 #	11,801,000	12,543,558
Constellation Brands 3.15% 8/1/29	7,600,000	7,630,284
Cott Holdings 144A 5.50% 4/1/25 #	1,205,000	1,239,644
CVS Health
4.10% 3/25/25	11,830,000	12,460,451

14 NQ-189 [7/19] 9/19 (946368)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
CVS Health
4.30% 3/25/28	6,800,000	$7,223,792
5.05% 3/25/48	720,000	783,754
JBS Investments II
144A 5.75% 1/15/28 #	2,380,000	2,409,155
144A 7.00% 1/15/26 #*	2,020,000	2,167,460
JBS USA LUX 144A 5.75% 6/15/25 #	1,760,000	1,823,800
Kernel Holding 144A 8.75% 1/31/22 #	2,775,000	2,958,761
Marfrig Holdings Europe 144A 8.00% 6/8/23 #	1,640,000	1,707,666
Mars
144A 3.875% 4/1/39 #	870,000	953,139
144A 3.95% 4/1/49 #	11,100,000	12,085,641
MHP
144A 6.95% 4/3/26 #	895,000	921,228
144A 7.75% 5/10/24 #	2,030,000	2,173,020
New York-Presbyterian Hospital 4.063% 8/1/56	3,760,000	4,102,578
Pilgrim’s Pride 144A 5.75% 3/15/25 #	1,390,000	1,438,650
Post Holdings 144A 5.75% 3/1/27 #	1,250,000	1,301,563
Rede D’or Finance 144A 4.95% 1/17/28 #*	2,675,000	2,688,910
Takeda Pharmaceutical 144A 4.40% 11/26/23 #	6,665,000	7,125,692
Teva Pharmaceutical Finance Netherlands III 6.75%
3/1/28 *	2,325,000	2,089,594
Zimmer Biomet Holdings 4.625% 11/30/19	15,621,000	15,723,580
		151,864,483
Electric - 4.86%
AES Andres 144A 7.95% 5/11/26 #	1,525,000	1,652,734
AES Gener 144A 7.125% 3/26/79 #µ	2,100,000	2,270,625
American Transmission Systems 144A 5.25% 1/15/22 #	5,910,000	6,284,335
Ausgrid Finance 144A 3.85% 5/1/23 #	3,664,000	3,800,687
Avangrid 3.15% 12/1/24	6,790,000	6,961,069
CenterPoint Energy
3.85% 2/1/24	2,805,000	2,937,923
4.25% 11/1/28	3,420,000	3,725,533
Cleveland Electric Illuminating 5.50% 8/15/24	290,000	328,232
ComEd Financing III 6.35% 3/15/33	4,959,000	5,144,526
Emera 6.75% 6/15/76 µ	450,000	490,059
Engie Energia Chile 144A 4.50% 1/29/25 #	665,000	707,171
Entergy Arkansas 4.20% 4/1/49	2,415,000	2,710,434
Entergy Louisiana
4.05% 9/1/23	860,000	913,586
4.95% 1/15/45	685,000	725,702
Entergy Mississippi 3.85% 6/1/49	5,140,000	5,483,252

	NQ-189 [7/19] 9/19 (946368) 15

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Evergy 4.85% 6/1/21	2,805,000	$2,897,437
Exelon 3.497% 6/1/22	7,510,000	7,676,277
FirstEnergy Transmission 144A 4.55% 4/1/49 #	1,525,000	1,709,140
Interstate Power & Light 4.10% 9/26/28	10,375,000	11,265,447
Israel Electric 144A 5.00% 11/12/24 #	2,085,000	2,270,565
Kallpa Generacion 144A 4.125% 8/16/27 #	4,195,000	4,310,363
Kansas City Power & Light 3.65% 8/15/25	7,975,000	8,418,058
Listrindo Capital 144A 4.95% 9/14/26 #	1,450,000	1,456,163
Louisville Gas & Electric 4.25% 4/1/49	6,400,000	7,289,104
National Rural Utilities Cooperative Finance
4.75% 4/30/43 µ	5,585,000	5,595,416
5.25% 4/20/46 µ	5,850,000	6,140,591
Nevada Power 2.75% 4/15/20	4,115,000	4,127,609
NextEra Energy Capital Holdings
2.90% 4/1/22	8,248,000	8,373,507
3.15% 4/1/24	4,865,000	5,008,043
5.65% 5/1/79 µ	935,000	985,026
NV Energy 6.25% 11/15/20	7,391,000	7,739,001
PacifiCorp 3.50% 6/15/29 *	4,815,000	5,186,084
Pampa Energia 144A 9.125% 4/15/29 #	1,765,000	1,764,029
Pennsylvania Electric 5.20% 4/1/20	398,000	405,072
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #	795,000	829,400
144A 5.25% 5/15/47 #	1,190,000	1,285,166
Southern California Edison
4.20% 3/1/29	6,445,000	7,038,425
4.875% 3/1/49	7,070,000	8,192,957
Southwestern Electric Power 4.10% 9/15/28	13,080,000	14,312,824
State Grid Overseas Investment 2016 144A 2.25%
5/4/20 #	2,835,000	2,828,370
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	2,505,000	2,649,734
YPF Energia Electrica 144A 10.00% 7/25/26 #*	1,900,000	1,900,285
		175,789,961
Energy - 5.79%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	1,295,000	1,465,649
ADES International Holding 144A 8.625% 4/24/24 #	2,330,000	2,335,825
AmeriGas Partners 5.875% 8/20/26	1,410,000	1,501,650
Boston Gas 144A 3.001% 8/1/29 #	1,130,000	1,141,971
Brooklyn Union Gas 144A 3.865% 3/4/29 #	9,305,000	10,058,885
Cheniere Energy Partners 5.25% 10/1/25	2,065,000	2,147,641
Chesapeake Energy 8.00% 1/15/25 *	1,040,000	894,400
Crestwood Midstream Partners 5.75% 4/1/25	1,695,000	1,731,578

16 NQ-189 [7/19] 9/19 (946368)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Diamond Offshore Drilling 7.875% 8/15/25 *	955,000	$914,413
Energy Transfer Operating
5.25% 4/15/29	6,185,000	6,909,974
6.00% 6/15/48	970,000	1,116,458
6.25% 4/15/49	1,610,000	1,915,920
6.625% µy	5,985,000	5,694,847
Energy Transfer Partners 5.00% 10/1/22	4,725,000	5,012,247
Enterprise Products Operating
3.125% 7/31/29	5,100,000	5,141,528
4.20% 1/31/50	10,348,000	10,564,835
Gazprom OAO Via Gaz Capital 144A 4.95% 3/23/27 #	3,035,000	3,225,716
Genesis Energy 6.75% 8/1/22	1,075,000	1,097,715
Geopark 144A 6.50% 9/21/24 #	1,930,000	2,014,437
Gran Tierra Energy 144A 7.75% 5/23/27 #	1,400,000	1,394,750
Greenko Solar Mauritius 144A 5.95% 7/29/26 #	2,935,000	2,931,232
Infraestructura Energetica Nova 144A 4.875% 1/14/48 #	1,625,000	1,405,625
KazMunayGas National JSC 144A 6.375% 10/24/48 #	1,330,000	1,611,330
KazTransGas JSC 144A 4.375% 9/26/27 #	2,620,000	2,726,424
Marathon Oil 4.40% 7/15/27	9,145,000	9,640,915
MPLX
4.80% 2/15/29	2,345,000	2,565,004
4.875% 12/1/24	8,490,000	9,253,367
5.50% 2/15/49	9,335,000	10,428,345
Murphy Oil 6.875% 8/15/24	2,850,000	2,992,215
Murphy Oil USA 5.625% 5/1/27	715,000	750,750
NiSource 5.65% µy	3,660,000	3,643,658
Noble Energy
3.90% 11/15/24	3,765,000	3,926,002
4.95% 8/15/47	1,455,000	1,547,337
5.05% 11/15/44	1,180,000	1,253,305
NuStar Logistics 5.625% 4/28/27	665,000	688,880
Oasis Petroleum 144A 6.25% 5/1/26 #*	2,175,000	2,071,470
Oil and Gas Holding 144A 7.625% 11/7/24 #	650,000	729,035
ONEOK 7.50% 9/1/23	6,425,000	7,507,853
Pertamina Persero
144A 3.65% 7/30/29 #*	660,000	664,710
144A 5.625% 5/20/43 #	370,000	416,053
Petrobras Global Finance
6.25% 3/17/24	11,630,000	12,991,291
6.90% 3/19/49	1,080,000	1,215,918
7.25% 3/17/44	1,265,000	1,485,110
7.375% 1/17/27	2,470,000	2,928,580

	NQ-189 [7/19] 9/19 (946368) 17

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Petroleos Mexicanos
4.625% 9/21/23	13,365,000	$13,204,620
6.75% 9/21/47	500,000	455,775
Precision Drilling 144A 7.125% 1/15/26 #	775,000	740,125
Sabine Pass Liquefaction
5.625% 3/1/25	5,735,000	6,381,687
5.75% 5/15/24	9,097,000	10,103,065
Saudi Arabian Oil
144A 4.25% 4/16/39 #	2,142,000	2,232,529
144A 4.375% 4/16/49 #	1,370,000	1,425,028
Schlumberger Holdings 144A 4.30% 5/1/29 #	8,145,000	8,805,617
Southwestern Energy 7.75% 10/1/27 *	1,668,000	1,455,864
Summit Midstream Holdings 5.75% 4/15/25	780,000	674,700
Targa Resources Partners 5.375% 2/1/27	1,665,000	1,739,925
Tecpetrol 144A 4.875% 12/12/22 #*	2,331,000	2,266,898
Transocean 144A 9.00% 7/15/23 #	330,000	348,467
Transocean Proteus 144A 6.25% 12/1/24 #	1,207,500	1,260,147
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	1,350,000	1,275,750
Tullow Oil 144A 7.00% 3/1/25 #	2,110,000	2,128,463
Whiting Petroleum 6.625% 1/15/26 *	533,000	505,018
YPF
144A 8.50% 6/27/29 #*	1,800,000	1,741,500
144A 51.625% (BADLARPP + 4.00%) 7/7/20 #•	3,415,000	1,263,550
		209,663,576
Finance Companies - 1.38%
AerCap Ireland Capital 3.65% 7/21/27	12,621,000	12,661,738
Aviation Capital Group
144A 4.375% 1/30/24 #	4,350,000	4,575,182
144A 4.875% 10/1/25 #	4,855,000	5,259,684
Avolon Holdings Funding
144A 3.95% 7/1/24 #	6,995,000	7,166,098
144A 4.375% 5/1/26 #	6,490,000	6,720,200
BOC Aviation 144A 2.375% 9/15/21 #	2,530,000	2,503,189
DAE Funding 144A 5.75% 11/15/23 #	2,480,000	2,613,300
International Lease Finance 8.625% 1/15/22	3,082,000	3,503,905
Temasek Financial I 144A 2.375% 1/23/23 #	4,915,000	4,940,432
		49,943,728
Healthcare - 0.37%
Bausch Health 144A 5.50% 11/1/25 #	1,485,000	1,549,969
Charles River Laboratories International 144A 5.50%
4/1/26 #	1,375,000	1,457,500

18 NQ-189 [7/19] 9/19 (946368)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
Encompass Health
5.75% 11/1/24	1,565,000	$1,588,506
5.75% 9/15/25	1,280,000	1,337,600
HCA
5.875% 2/15/26	1,000,000	1,110,000
7.58% 9/15/25	160,000	186,800
Tenet Healthcare 5.125% 5/1/25	2,425,000	2,422,478
Universal Health Services 144A 5.00% 6/1/26 #	1,135,000	1,188,913
WellCare Health Plans 144A 5.375% 8/15/26 #	2,535,000	2,687,430
		13,529,196
Insurance - 1.32%
Acrisure 144A 7.00% 11/15/25 #	1,474,000	1,359,765
AssuredPartners 144A 7.00% 8/15/25 #	911,000	917,833
AXA Equitable Holdings 5.00% 4/20/48	1,640,000	1,736,445
HUB International 144A 7.00% 5/1/26 #	385,000	392,457
MetLife
6.40% 12/15/36	40,000	46,445
144A 9.25% 4/8/38 #	8,985,000	12,728,106
Pine Street Trust I 144A 4.572% 2/15/29 #	2,400,000	2,524,772
Prudential Financial
4.35% 2/25/50	3,185,000	3,627,095
4.50% 11/15/20	3,385,000	3,482,952
5.375% 5/15/45 µ	4,135,000	4,385,498
USI 144A 6.875% 5/1/25 #	6,305,000	6,274,736
Voya Financial 4.70% 1/23/48 µ	3,740,000	3,452,116
XLIT
4.761% (LIBOR03M + 2.458%) y•	2,639,000	2,644,331
5.50% 3/31/45	3,555,000	4,290,443
		47,862,994
Media - 0.25%
Altice France 144A 6.25% 5/15/24 #	1,011,000	1,047,649
Altice Luxembourg 144A 7.75% 5/15/22 #	268,000	274,365
CSC Holdings 144A 7.75% 7/15/25 #	2,000,000	2,155,000
Gray Television 144A 5.875% 7/15/26 #	1,545,000	1,606,800
Sirius XM Radio 144A 5.375% 4/15/25 #	1,337,000	1,392,151
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	2,360,000	2,419,000
		8,894,965
Real Estate - 0.74%
American Tower Trust #1 144A 3.07% 3/15/23 #	10,235,000	10,337,219
Corporate Office Properties
3.60% 5/15/23	6,545,000	6,612,412
5.25% 2/15/24	5,315,000	5,686,775

	NQ-189 [7/19] 9/19 (946368) 19

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Real Estate (continued)
ESH Hospitality 144A 5.25% 5/1/25 #	1,920,000	$1,980,000
Growthpoint Properties International 144A 5.872%
5/2/23 #	2,175,000	2,305,952
		26,922,358
Services - 0.26%
Advanced Disposal Services 144A 5.625% 11/15/24 #	920,000	970,324
Ashtead Capital 144A 5.25% 8/1/26 #	1,540,000	1,617,000
Covanta Holding 5.875% 7/1/25	1,105,000	1,150,581
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	1,780,000	1,806,700
KAR Auction Services 144A 5.125% 6/1/25 #	875,000	903,437
Prime Security Services Borrower
144A 5.75% 4/15/26 #	295,000	308,659
144A 9.25% 5/15/23 #	547,000	575,717
United Rentals North America 5.50% 5/15/27	2,085,000	2,183,412
		9,515,830
Technology - 1.76%
Baidu 3.875% 9/29/23	1,405,000	1,456,603
Broadcom
144A 3.125% 4/15/21 #	12,945,000	13,022,919
3.50% 1/15/28	4,470,000	4,211,380
144A 4.25% 4/15/26 #	1,125,000	1,134,590
CDK Global 5.00% 10/15/24	4,000,000	4,249,920
CommScope Technologies 144A 5.00% 3/15/27 #	633,000	534,094
First Data 144A 5.75% 1/15/24 #	1,325,000	1,365,247
Infor US 6.50% 5/15/22	320,000	326,800
International Business Machines
3.00% 5/15/24	3,690,000	3,779,102
3.30% 5/15/26	4,480,000	4,657,872
3.50% 5/15/29	2,610,000	2,735,200
Microchip Technology
3.922% 6/1/21	3,360,000	3,420,022
4.333% 6/1/23	1,665,000	1,731,970
NXP
144A 4.125% 6/1/21 #	7,025,000	7,189,122
144A 4.30% 6/18/29 #	1,905,000	1,974,623
144A 4.875% 3/1/24 #	9,620,000	10,326,870
Tencent Holdings 144A 3.975% 4/11/29 #	1,600,000	1,687,575
		63,803,909
Transportation - 0.80%
Adani Abbot Point Terminal 144A 4.45% 12/15/22 #*	1,829,000	1,814,769
Adani Ports & Special Economic Zone 144A 4.375%
7/3/29 #*	1,870,000	1,918,267

20 NQ-189 [7/19] 9/19 (946368)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
Aeropuertos Argentina 2000 144A 6.875% 2/1/27 #	2,596,250	$2,518,388
FedEx 4.05% 2/15/48	12,915,000	12,516,792
International Airport Finance 144A 12.00% 3/15/33 #	2,200,000	2,476,276
Latam Finance 144A 7.00% 3/1/26 #	2,225,000	2,361,281
Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	1,695,000	1,752,206
United Airlines 2014-1 Class A Pass Through Trust 4.00%
4/11/26 ◆	1,782,194	1,881,640
United Airlines 2014-2 Class A Pass Through Trust 3.75%
9/3/26 ◆	1,667,000	1,741,848
		28,981,467
Utilities - 0.31%
Aegea Finance 144A 5.75% 10/10/24 #	2,270,000	2,369,335
Calpine
5.75% 1/15/25 *	437,000	438,639
144A 5.875% 1/15/24 #	505,000	517,625
Empresas Publicas de Medellin 144A 4.25% 7/18/29 #*	2,690,000	2,772,045
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	2,865,000	2,899,831
Vistra Operations 144A 5.50% 9/1/26 #	2,295,000	2,404,013
		11,401,488
Total Corporate Bonds (cost $1,465,782,652)		1,521,485,377

Loan Agreements – 4.00%
Acrisure Tranche B 1st Lien 6.772% (LIBOR03M + 4.25%)
11/22/23 •	1,930,601	1,926,257
Allied Universal Holdco 1st Lien 6.507% (LIBOR03M +
4.25%) 7/12/26 •	1,334,838	1,337,618
Altice France Tranche B11 1st Lien 4.984% (LIBOR01M +
2.75%) 7/31/25 •	1,522,177	1,460,528
Altice France Tranche B13 1st Lien 6.325% (LIBOR01M +
4.00%) 8/14/26 •	625,275	619,995
AMC Entertainment Holdings Tranche B1 1st Lien 5.23%
(LIBOR03M + 3.00%) 4/22/26 •	1,730,663	1,734,989
American Airlines Tranche B 1st Lien 4.325% (LIBOR01M
+ 2.00%) 12/14/23 •	2,544,838	2,532,114
Applied Systems 2nd Lien 9.33% (LIBOR03M + 7.00%)
9/19/25 •	3,099,256	3,141,096
Aramark Services Tranche B3 1st Lien 4.08% (LIBOR03M
+ 1.75%) 3/11/25 •	1,744,079	1,747,698
AssuredPartners Tranche B 1st Lien 5.734% (LIBOR01M +
3.50%) 10/22/24 •	989,958	987,359
Avis Budget Car Rental Tranche B 1st Lien 4.24%
(LIBOR01M + 2.00%) 2/13/25 •	1,226,089	1,227,607

NQ-189 [7/19] 9/19 (946368) 21

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
Ball Metalpack Finco Tranche B 2nd Lien 11.272%
(LIBOR03M + 8.75%) 7/31/26 •	360,000	$349,200
Bausch Health Americas Tranche B 1st Lien 5.379%
(LIBOR01M + 3.00%) 6/1/25 •	1,262,037	1,265,586
Berry Global Tranche U 1st Lien 4.902% (LIBOR03M +
2.50%) 5/15/26 •	2,160,000	2,160,674
Blue Ribbon 1st Lien 6.388% (LIBOR01M + 4.00%)
11/13/21 •	1,591,954	1,430,371
Boxer Parent Tranche B 1st Lien 6.58% (LIBOR03M +
4.25%) 10/2/25 •	1,825,783	1,758,294
Builders FirstSource 1st Lien 5.33% (LIBOR03M + 3.00%)
2/29/24 •	251,103	251,234
Calpine Tranche B9 1st Lien 5.08% (LIBOR03M + 2.75%)
4/1/26 •	910,000	912,112
Change Healthcare Holdings Tranche B 1st Lien 4.734%
(LIBOR01M + 2.50%) 3/1/24 •	1,229,090	1,228,226
Charter Communications Operating Tranche B 1st Lien
4.33% (LIBOR03M + 2.00%) 4/30/25 •	1,921,507	1,928,232
Chemours Tranche B2 1st Lien 3.99% (LIBOR01M +
1.75%) 4/3/25 •	1,650,100	1,570,669
CityCenter Holdings Tranche B 1st Lien 4.484%
(LIBOR01M + 2.25%) 4/18/24 •	2,444,177	2,450,899
Core & Main Tranche B 1st Lien 5.238% (LIBOR03M +
3.00%) 8/1/24 •	2,577,293	2,579,956
Cornerstone Building Brands Tranche B 1st Lien 6.119%
(LIBOR01M + 3.75%) 4/12/25 •	1,225,615	1,198,805
CSC Holdings 1st Lien 4.575% (LIBOR01M + 2.25%)
7/17/25 •	1,823,038	1,810,109
CSC Holdings Tranche B 1st Lien 4.825% (LIBOR01M +
2.50%) 1/25/26 •	1,372,625	1,364,039
Curium Bidco Tranche B 1st Lien 6.367% (LIBOR00M +
4.00%) 7/11/26 •	539,000	544,390
Datto 1st Lien 6.58% (LIBOR03M + 4.25%) 4/2/26 •	1,255,000	1,269,119
DaVita Tranche B 1st Lien 5.13% (LIBOR01M + 2.75%)
6/24/21 •	15,024	15,024
Deerfield Dakota Holding Tranche B 1st Lien 5.484%
(LIBOR01M + 3.25%) 2/13/25 •	614,225	599,829
Delek US Holdings Tranche B 1st Lien 4.58% (LIBOR03M
+ 2.25%) 3/30/25 •	1,545,448	1,543,516
Drive Chassis Holdco 2nd Lien 10.588% (LIBOR03M +
8.25%) 4/10/26 •	555,000	534,188
DTZ US Borrower Tranche B 1st Lien 5.484% (LIBOR01M
+ 3.25%) 8/21/25 •	1,210,850	1,217,409
Edgewater Generation Tranche B 1st Lien 5.984%
(LIBOR01M + 3.75%) 12/13/25 •	880,575	878,263

22 NQ-189 [7/19] 9/19 (946368)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Ensemble RCM 1st Lien 0.00% 8/1/26 • X	1,070,000$	1,072,343
ESH Hospitality Tranche B 1st Lien 4.234% (LIBOR01M +
2.00%) 8/30/23 •	2,975,760	2,984,315
ExamWorks Group Tranche B1 1st Lien 5.484%
(LIBOR01M + 3.25%) 7/27/23 •	1,449,254	1,453,482
Flying Fortress Holdings Tranche B 1st Lien 4.08%
(LIBOR03M + 1.75%) 10/30/22 •	1,150,209	1,153,804
Gardner Denver Tranche B1 1st Lien 4.984% (LIBOR01M
+ 2.75%) 7/30/24 •	1,393,445	1,398,912
Gates Global Tranche B2 1st Lien 4.984% (LIBOR01M +
2.75%) 3/31/24 •	1,518,766	1,513,783
Gentiva Health Services Tranche B 1st Lien 6.00%
(LIBOR01M + 3.75%) 7/2/25 •	2,263,798	2,275,796
GIP III Stetson I Tranche B 1st Lien 6.55% (LIBOR01M +
4.25%) 7/18/25 •	909,408	914,712
Gray Television Tranche B2 1st Lien 4.582% (LIBOR03M +
2.25%) 2/7/24 •	2,027,963	2,029,230
Grizzly Finco Tranche B 1st Lien 5.57% (LIBOR03M +
3.25%) 10/1/25 •	511,138	512,607
GVC Holdings Tranche B2 1st Lien 4.446% (LIBOR06M +
2.25%) 3/16/24 •	2,478,625	2,486,886
HCA Tranche B10 1st Lien 4.33% (LIBOR03M + 2.00%)
3/13/25 •	4,747,381	4,771,541
Heartland Dental 1st Lien 5.984% (LIBOR01M + 3.75%)
4/30/25 •	732,172	706,088
Hexion Tranche B-EXIT 1st Lien 5.82% (LIBOR03M +
3.50%) 7/1/26 •	270,000	269,663
Hilton Worldwide Finance Tranche B2 1st Lien 4.016%
(LIBOR01M + 1.75%) 6/21/26 •	316,470	317,954
Hoya Midco Tranche B 1st Lien 5.734% (LIBOR01M +
3.50%) 6/30/24 •	522,836	519,133
HUB International Tranche B 1st Lien 5.267% (LIBOR03M
+ 3.00%) 4/25/25 •	3,465,000	3,433,056
INEOS US Finance Tranche B 1st Lien 4.258% (LIBOR02M
+ 2.00%) 3/31/24 •	1,265,039	1,246,458
IQVIA Tranche B3 1st Lien 4.008% (LIBOR01M + 1.75%)
6/11/25 •	2,608,650	2,610,823
Iron Mountain Tranche B 1st Lien 3.984% (LIBOR01M +
1.75%) 1/2/26 •	2,751,092	2,713,195
Jazz Acquisition Tranche B 1st Lien 6.58% (LIBOR03M +
4.25%) 6/19/26 •	950,000	951,188
JBS USA LUX Tranche B 1st Lien 4.734% (LIBOR01M +
2.50%) 5/1/26 •	568,575	570,056
Kronos Tranche B 1st Lien 5.579% (LIBOR03M + 3.00%)
11/1/23 •	1,926,544	1,930,760

	NQ-189 [7/19] 9/19 (946368) 23

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Loan Agreements (continued)
LUX HOLDCO III 1st Lien 5.483% (LIBOR03M + 3.00%)
3/28/25 •	1,034,901	$1,034,254
Mauser Packaging Solutions Holding Tranche B 1st Lien
5.59% (LIBOR03M + 3.25%) 4/3/24 •	2,018,490	1,989,894
MGM Growth Properties Operating Partnership Tranche B
1st Lien 4.234% (LIBOR01M + 2.00%) 3/25/25 •	2,570,153	2,574,008
Microchip Technology 1st Lien 4.24% (LIBOR01M +
2.00%) 5/29/25 •	2,420,294	2,424,074
Nascar Holdings Tranche B 1st Lien 0.00% 7/26/26 • X	703,000	706,808
NFP Tranche B 1st Lien 5.234% (LIBOR01M + 3.00%)
1/8/24 •	2,093,962	2,069,096
ON Semiconductor Tranche B3 1st Lien 3.984%
(LIBOR01M + 1.75%) 3/31/23 •	2,402,810	2,399,307
Penn National Gaming Tranche B1 1st Lien 4.484%
(LIBOR01M + 2.25%) 10/15/25 •	2,487,500	2,494,582
Perstorp Holding Tranche B 1st Lien 7.271% (LIBOR03M +
4.75%) 2/26/26 •	1,635,900	1,593,468
PQ Tranche B 1st Lien 4.756% (LIBOR03M + 2.50%)
2/8/25 •	2,433,011	2,434,532
Pregis TopCo 1st Lien 0.00% 7/25/26 • X	780,000	780,609
Prestige Brands Tranche B5 1st Lien 4.234% (LIBOR01M
+ 2.00%) 1/26/24 •	1,903,662	1,904,613
Radiate Holdco Tranche B 1st Lien 5.234% (LIBOR01M +
3.00%) 2/1/24 •	1,573,742	1,556,256
Russell Investments US Institutional Holdco Tranche B 1st
Lien 5.484% (LIBOR01M + 3.25%) 6/1/23 •	669,718	665,812
Sable International Finance Tranche B4 1st Lien 5.484%
(LIBOR01M + 3.25%) 1/31/26 •	319,253	321,293
Scientific Games International Tranche B5 1st Lien 4.984%
(LIBOR01M + 2.75%) 8/14/24 •	1,270,014	1,265,781
Sinclair Television Group Tranche B2 1st Lien 4.49%
(LIBOR01M + 2.25%) 1/3/24 •	2,133,436	2,134,769
Sprint Communications Tranche B 1st Lien
4.75% (LIBOR01M + 2.50%) 2/3/24 •	2,127,401	2,123,837
5.25% (LIBOR01M + 3.00%) 2/3/24 •	1,263,650	1,265,427
SS&C European Holdings Tranche B4 1st Lien 4.484%
(LIBOR01M + 2.25%) 4/16/25 •	966,924	967,679
SS&C Technologies Tranche B3 1st Lien 4.484%
(LIBOR01M + 2.25%) 4/16/25 •	1,420,199	1,421,308
Stars Group Holdings Tranche B 1st Lien 5.83%
(LIBOR03M + 3.50%) 7/10/25 •	738,492	743,107
Tecta America 1st Lien 6.734% (LIBOR01M + 4.50%)
11/21/25 •	1,407,925	1,390,326
Telenet Financing USD Tranche AN-DD 1st Lien 4.575%
(LIBOR01M + 2.25%) 8/15/26 •	2,530,000	2,523,991

24 NQ-189 [7/19] 9/19 (946368)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Teneo Holdings Tranche B 1st Lien 7.619% (LIBOR03M +
5.25%) 7/12/25 •	348,000	$336,690
Titan Acquisition Tranche B 1st Lien 5.234% (LIBOR01M +
3.00%) 3/28/25 •	568,402	542,824
TMS International Holding Tranche B2 1st Lien 4.997%
(LIBOR01M + 2.75%) 8/14/24 •	939,207	940,358
TransDigm Tranche F 1st Lien 4.83% (LIBOR03M +
2.50%) 6/9/23 •	1,789,787	1,780,715
Trident TPI Holdings 1st Lien 5.484% (LIBOR01M +
3.25%) 10/5/24 •	1,149,669	1,093,623
Ultimate Software Group 1st Lien 6.08% (LIBOR03M +
3.75%) 5/3/26 •	3,150,000	3,178,054
United Rentals North America Tranche B 1st Lien 3.984%
(LIBOR01M + 1.75%) 10/31/25 •	223,313	224,010
Unitymedia Finance Tranche E 1st Lien 4.354%
(LIBOR03M + 2.00%) 6/1/23 •	3,330,000	3,329,434
UPC Financing Partnership Tranche AR 1st Lien 4.854%
(LIBOR03M + 2.50%) 1/15/26 •	303,911	304,211
USI Tranche B 1st Lien 5.33% (LIBOR03M + 3.00%)
5/16/24 •	2,690,343	2,663,722
USIC Holdings 1st Lien 5.234% (LIBOR01M + 3.00%)
12/9/23 •	419,828	417,641
Vistra Operations Tranche B3 1st Lien 4.27% (LIBOR03M
+ 2.00%) 12/1/25 •	2,782,500	2,790,848
VVC Holding Tranche B 1st Lien 7.045% (LIBOR03M +
4.50%) 2/11/26 •	698,250	701,959
Wand NewCo 3 Tranche B 1st Lien 5.86% (LIBOR01M +
3.50%) 2/5/26 •	1,000,000	1,008,125
Wynn Resorts Tranche B 1st Lien 4.66% (LIBOR01M +
2.25%) 10/30/24 •	1,940,250	1,946,011
Zayo Group Tranche B2 1st Lien 4.484% (LIBOR01M +
2.25%) 1/19/24 •	1,344,616	1,346,185
Total Loan Agreements (cost $145,323,594)		144,800,431

Municipal Bonds – 0.18%
Oregon State Taxable Pension
(Taxable Build America Bonds) 5.892% 6/1/27	150,000	180,768
South Carolina Public Service Authority
Series D 4.77% 12/1/45	790,000	946,847
State of California Various Purposes
(Build America Bonds) 7.55% 4/1/39	2,195,000	3,524,511
Texas Water Development Board
(State Water Implementation Revenue) 5.00% 10/15/46	1,745,000	2,067,092
Total Municipal Bonds (cost $6,351,032)		6,719,218

	NQ-189 [7/19] 9/19 (946368) 25

Schedule of investments

Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities – 3.11%
American Express Credit Account Master Trust
Series 2018-3 A 2.645% (LIBOR01M + 0.32%)
10/15/25 •	2,720,000	$2,719,901
Series 2018-9 A 2.705% (LIBOR01M + 0.38%)
4/15/26 •	3,600,000	3,601,436
Barclays Dryrock Issuance Trust
Series 2017-1 A 2.655% (LIBOR01M + 0.33%, Floor
0.33%) 3/15/23 •	980,000	981,527
Chase Issuance Trust
Series 2018-A1 A1 2.525% (LIBOR01M + 0.20%)
4/17/23 •	2,100,000	2,102,460
Citibank Credit Card Issuance Trust
Series 2017-A5 A5 2.892% (LIBOR01M + 0.62%, Floor
0.62%) 4/22/26 •	1,065,000	1,073,497
Series 2018-A2 A2 2.602% (LIBOR01M + 0.33%)
1/20/25 •	3,390,000	3,392,030
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.178% 11/25/36 •	5,800,000	5,966,363
CNH Equipment Trust
Series 2019-B A2 2.55% 9/15/22	8,280,000	8,311,600
Contimortgage Home Equity Loan Trust
Series 1996-4 A8 7.22% 1/15/28	2,576	2,452
Discover Card Execution Note Trust
Series 2017-A7 A7 2.685% (LIBOR01M + 0.36%)
4/15/25 •	2,730,000	2,726,587
Ford Credit Auto Owner Trust
Series 2018-1 A 144A 3.19% 7/15/31 #	5,805,000	5,976,166
Hardee’s Funding
Series 2018-1A A2I 144A 4.25% 6/20/48 #	3,076,750	3,130,962
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	8,457,225	8,455,616
Mercedes-Benz Master Owner Trust
Series 2018-BA A 144A 2.665% (LIBOR01M + 0.34%)
5/15/23 #•	2,325,000	2,325,464
Series 2019-AA A 144A 2.675% (LIBOR01M + 0.35%)
5/15/23 #•	8,605,000	8,608,478
Navistar Financial Dealer Note Master Owner Trust II
Series 2018-1 A 144A 2.896% (LIBOR01M + 0.63%,
Floor 0.63%) 9/25/23 #•	2,200,000	2,204,070
Penarth Master Issuer
Series 2018-2A A1 144A 2.75% (LIBOR01M + 0.45%)
9/18/22 #•	6,670,000	6,673,535
Popular ABS Mortgage Pass Through Trust
Series 2006-C A4 2.516% (LIBOR01M + 0.25%, Cap
14.00%, Floor 0.25%) 7/25/36 ◆ •	2,157,128	2,148,360

26 NQ-189 [7/19] 9/19 (946368)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Taco Bell Funding
Series 2016-1A A2II 144A 4.377% 5/25/46 #	2,793,000	$2,838,219
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #•	1,581,653	1,578,368
Series 2015-6 A1B 144A 2.75% 4/25/55 #•	1,869,277	1,868,659
Series 2016-1 A1B 144A 2.75% 2/25/55 #•	1,048,041	1,046,669
Series 2016-2 A1 144A 3.00% 8/25/55 #•	1,137,618	1,143,509
Series 2016-3 A1 144A 2.25% 4/25/56 #•	1,423,471	1,416,524
Series 2017-1 A1 144A 2.75% 10/25/56 #•	1,172,766	1,177,451
Series 2017-2 A1 144A 2.75% 4/25/57 #•	612,288	613,747
Series 2017-4 M1 144A 3.25% 6/25/57 #•	2,705,000	2,738,071
Series 2018-1 A1 144A 3.00% 1/25/58 #•	985,025	989,638
Toyota Auto Receivables Owner Trust
Series 2019-B A2A 2.59% 2/15/22	6,960,000	6,976,801
Trafigura Securitisation Finance
Series 2017-1A A1 144A 3.175% (LIBOR01M + 0.85%)
12/15/20 #•	3,200,000	3,203,722
Series 2018-1A A1 144A 3.055% (LIBOR01M + 0.73%)
3/15/22 #•	5,810,000	5,753,277
Vantage Data Centers Issuer
Series 2018-1A A2 144A 4.072% 2/16/43 #	1,577,333	1,612,819
Verizon Owner Trust
Series 2018-1A A1B 144A 2.532% (LIBOR01M + 0.26%)
9/20/22 #•	100,000	99,978
Volvo Financial Equipment Master Owner Trust
Series 2017-A A 144A 2.825% (LIBOR01M + 0.50%)
11/15/22 #•	4,685,000	4,698,055
Wendy’s Funding
Series 2018-1A A2I 144A 3.573% 3/15/48 #	4,535,925	4,570,398
Total Non-Agency Asset-Backed Securities
(cost $111,206,759)		112,726,409

Non-Agency Collateralized Mortgage Obligations – 2.34%
Agate Bay Mortgage Trust
Series 2015-1 B1 144A 3.814% 1/25/45 #•	2,313,538	2,362,140
Series 2015-1 B2 144A 3.814% 1/25/45 #•	1,308,159	1,332,429
Banc of America Mortgage Trust
Series 2004-K 2A1 4.452% 12/25/34 •	447,577	452,564
Chase Home Lending Mortgage Trust
Series 2019-ATR1 A4 144A 4.00% 4/25/49 #•	1,271,166	1,288,446
Series 2019-ATR2 A3 144A 3.50% 7/25/49 #•	1,800,000	1,820,250
CHL Mortgage Pass Through Trust
Series 2004-HYB2 2A 4.991% 7/20/34 ◆ •	41,115	39,531

NQ-189 [7/19] 9/19 (946368) 27

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
Citicorp Mortgage Securities Trust
Series 2006-3 1A9 5.75% 6/25/36	269,101	$274,911
Connecticut Avenue Securities Trust
Series 2018-R07 1M2 144A 4.666% (LIBOR01M +
2.40%) 4/25/31 #•	3,105,000	3,138,739
Series 2019-R01 2M2 144A 4.716% (LIBOR01M +
2.45%) 7/25/31 #•	2,200,000	2,231,944
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	1,029,148	1,035,682
Flagstar Mortgage Trust
Series 2018-1 A5 144A 3.50% 3/25/48 #•	2,149,686	2,180,367
Series 2018-5 A7 144A 4.00% 9/25/48 #•	1,409,879	1,429,962
Galton Funding Mortgage Trust
Series 2018-1 A43 144A 3.50% 11/25/57 #•	1,421,514	1,429,768
GSR Mortgage Loan Trust
Series 2004-9 4A1 4.487% 8/25/34 •	277,527	275,495
Holmes Master Issuer
Series 2018-2A A2 144A 2.723% (LIBOR03M + 0.42%)
10/15/54 #•	2,579,388	2,577,712
JPMorgan Mortgage Trust
Series 2005-A8 1A1 4.301% 11/25/35 •	149,156	138,814
Series 2006-S1 1A1 6.00% 4/25/36	1,768,483	1,893,829
Series 2007-A1 7A4 4.685% 7/25/35 •	30,355	27,654
Series 2014-2 B1 144A 3.407% 6/25/29 #•	1,480,512	1,500,157
Series 2014-2 B2 144A 3.407% 6/25/29 #•	551,610	555,900
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #•	2,470,000	2,448,216
Series 2015-1 B2 144A 3.673% 12/25/44 #•	2,755,982	2,752,300
Series 2015-4 B1 144A 3.624% 6/25/45 #•	2,437,351	2,494,323
Series 2015-4 B2 144A 3.624% 6/25/45 #•	1,749,754	1,769,830
Series 2015-5 B2 144A 3.389% 5/25/45 #•	2,780,470	2,754,344
Series 2015-6 B1 144A 3.611% 10/25/45 #•	1,687,013	1,722,668
Series 2015-6 B2 144A 3.611% 10/25/45 #•	1,633,315	1,656,276
Series 2016-4 B1 144A 3.897% 10/25/46 #•	1,082,739	1,120,227
Series 2016-4 B2 144A 3.897% 10/25/46 #•	1,854,225	1,908,266
Series 2017-1 B2 144A 3.546% 1/25/47 #•	3,237,569	3,236,157
Series 2017-2 A3 144A 3.50% 5/25/47 #•	1,356,552	1,375,445
Series 2018-3 A5 144A 3.50% 9/25/48 #•	1,997,474	2,024,394
Series 2018-6 1A4 144A 3.50% 12/25/48 #•	1,577,995	1,592,574
Series 2018-7FRB A2 144A 3.154% (LIBOR01M +
0.75%) 4/25/46 #•	1,786,824	1,780,937
Series 2018-9 A3 144A 4.00% 2/25/49 #•	2,010,128	2,058,705
MASTR ARM Trust
Series 2004-10 2A2 4.155% 10/25/34 •	23,450	21,880

28 NQ-189 [7/19] 9/19 (946368)

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
New Residential Mortgage Loan Trust
Series 2018-RPL1 A1 144A 3.50% 12/25/57 #•	1,543,162	$1,572,171
Permanent Master Issuer
Series 2018-1A 1A1 144A 2.683% (LIBOR03M + 0.38%)
7/15/58 #•	2,000,000	2,000,610
Sequoia Mortgage Trust
Series 2013-4 B2 3.489% 4/25/43 •	1,364,757	1,388,111
Series 2013-12 B3 144A 4.196% 12/25/43 #•	3,732,476	3,822,480
Series 2014-2 A4 144A 3.50% 7/25/44 #•	1,257,524	1,277,804
Series 2015-1 B2 144A 3.878% 1/25/45 #•	1,895,241	1,939,466
Series 2017-4 A1 144A 3.50% 7/25/47 #•	1,421,648	1,440,453
Series 2018-5 A4 144A 3.50% 5/25/48 #•	2,260,332	2,298,875
Series 2018-8 A4 144A 4.00% 11/25/48 #•	2,378,899	2,411,238
Silverstone Master Issuer
Series 2018-1A 1A 144A 2.668% (LIBOR03M + 0.39%)
1/21/70 #•	4,440,000	4,423,039
Thornburg Mortgage Securities Trust
Series 2007-4 1A1 4.055% 9/25/37 •	706,364	720,124
Washington Mutual Mortgage Pass Through Certificates
Trust
Series 2005-1 5A2 6.00% 3/25/35 ◆	31,848	3,299
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-3 A4 5.50% 5/25/35	1,534,098	1,606,508
Series 2006-2 3A1 5.75% 3/25/36	515,029	509,026
Series 2006-3 A11 5.50% 3/25/36	811,750	822,644
Series 2006-20 A1 5.50% 12/25/21	93,686	93,242
Series 2006-AR5 2A1 5.187% 4/25/36 •	528,984	530,431
Series 2007-AR10 2A1 4.855% 1/25/38 •	1,127,278	1,097,372
Total Non-Agency Collateralized Mortgage Obligations (cost $82,783,424)		84,659,729

Non-Agency Commercial Mortgage-Backed Securities – 7.77%
Banc of America Commercial Mortgage Trust
Series 2017-BNK3 B 3.879% 2/15/50 •	30,000	31,603
BANK
Series 2017-BNK4 XA 1.433% 5/15/50 •	18,829,428	1,492,682
Series 2017-BNK5 A5 3.39% 6/15/60	6,515,000	6,869,436
Series 2017-BNK5 B 3.896% 6/15/60 •	2,775,000	2,906,012
Series 2017-BNK7 A5 3.435% 9/15/60	4,585,000	4,840,561
Series 2017-BNK8 A4 3.488% 11/15/50	2,372,000	2,513,036
Series 2018-BN14 A4 4.231% 9/15/60 •	3,000,000	3,357,173
BBCMS Mortgage Trust
Series 2018-C2 A5 4.314% 12/15/51	7,930,000	8,924,674
BENCHMARK Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 •	7,815,000	8,373,483

	NQ-189 [7/19] 9/19 (946368) 29

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
BENCHMARK Mortgage Trust
Series 2018-B3 A5 4.025% 4/10/51	1,615,000	$1,777,886
Series 2018-B6 A4 4.261% 10/10/51	2,000,000	2,244,180
Series 2019-B9 A5 4.016% 3/15/52	11,845,000	13,086,679
Caesars Palace Las Vegas Trust
Series 2017-VICI B 144A 3.835% 10/15/34 #	3,680,000	3,811,720
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	11,685,000	12,653,739
CCUBS Commercial Mortgage Trust
Series 2017-C1 A4 3.544% 11/15/50 •	1,600,000	1,697,266
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	5,440,000	5,667,402
Series 2017-CD6 B 3.911% 11/13/50 •	1,925,000	2,033,602
CFCRE Commercial Mortgage Trust
Series 2011-C2 C 144A 5.748% 12/15/47 #•	1,745,000	1,854,128
Series 2016-C7 A3 3.839% 12/10/54	9,835,000	10,598,642
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	3,550,000	3,751,173
Series 2016-P3 A4 3.329% 4/15/49	5,500,000	5,744,863
Series 2017-C4 A4 3.471% 10/12/50	2,710,000	2,867,300
Series 2018-C5 A4 4.228% 6/10/51 •	3,750,000	4,192,109
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	4,220,000	4,304,289
Series 2013-WWP A2 144A 3.424% 3/10/31 #	1,550,000	1,609,067
Series 2014-CR19 A5 3.796% 8/10/47	2,895,000	3,074,672
Series 2014-CR20 AM 3.938% 11/10/47	10,355,000	10,896,871
Series 2016-CR28 A4 3.762% 2/10/49	3,290,000	3,517,410
DB-JPM Mortgage Trust
Series 2016-C1 A4 3.276% 5/10/49	3,020,000	3,150,023
Series 2016-C3 A5 2.89% 8/10/49	4,500,000	4,584,261
DB-UBS Mortgage Trust
Series 2011-LC1A C 144A 5.698% 11/10/46 #•	2,205,000	2,284,829
GRACE Mortgage Trust
Series 2014-GRCE A 144A 3.369% 6/10/28 #	2,620,000	2,659,818
Series 2014-GRCE B 144A 3.52% 6/10/28 #	5,000,000	5,062,373
GS Mortgage Securities
Series 2018-GS10 C 4.413% 7/10/51 •	1,935,000	2,075,724
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #•	3,115,000	3,175,461
Series 2014-GC24 A5 3.931% 9/10/47	20,000	21,357
Series 2015-GC32 A4 3.764% 7/10/48	3,096,000	3,308,038
Series 2017-GS5 A4 3.674% 3/10/50	6,835,000	7,325,918
Series 2017-GS5 XA 0.817% 3/10/50 •	57,447,268	3,065,133
Series 2017-GS6 A3 3.433% 5/10/50	3,380,000	3,566,329

30 NQ-189 [7/19] 9/19 (946368)

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2018-GS9 A4 3.992% 3/10/51 •	3,375,000	$3,695,821
Series 2018-GS9 C 4.364% 3/10/51 •	700,000	744,248
Series 2019-GC38 A4 3.968% 2/10/52	2,815,000	3,098,403
Series 2019-GC39 A4 3.567% 5/10/52	7,241,000	7,737,403
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C31 A3 3.801% 8/15/48	10,785,000	11,542,479
Series 2015-C33 A4 3.77% 12/15/48	7,550,000	8,081,971
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.568% 8/12/37 •	1,775,000	1,794,344
Series 2013-LC11 B 3.499% 4/15/46	8,420,000	8,555,741
Series 2015-JP1 A5 3.914% 1/15/49	3,755,000	4,050,054
Series 2016-WIKI A 144A 2.798% 10/5/31 #	3,260,000	3,282,662
Series 2016-WIKI B 144A 3.201% 10/5/31 #	3,260,000	3,289,748
Series 2019-OSB A 144A 3.397% 6/5/39 #	3,250,000	3,423,452
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 •	2,714,033	1,574,139
Morgan Stanley BAML Trust
Series 2014-C17 A5 3.741% 8/15/47	3,256,000	3,443,955
Series 2015-C26 A5 3.531% 10/15/48	3,925,000	4,140,538
Series 2016-C29 A4 3.325% 5/15/49	2,500,000	2,609,478
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 •	4,000,169	3,644,215
Series 2006-T21 B 144A 5.573% 10/12/52 #•	1,860,800	1,862,111
Series 2016-BNK2 B 3.485% 11/15/49	1,500,000	1,538,711
Series 2018-L1 A4 4.407% 10/15/51	1,910,000	2,158,730
UBS Commercial Mortgage Trust
Series 2012-C1 A3 3.40% 5/10/45	4,145,330	4,237,504
Series 2018-C9 A4 4.117% 3/15/51 •	4,100,000	4,533,618
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5 B 144A 3.649% 3/10/46 #•	670,000	687,147
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	2,415,029	2,522,925
Series 2015-C30 XA 0.904% 9/15/58 •	28,915,307	1,271,652
Series 2015-NXS3 A4 3.617% 9/15/57	2,270,000	2,408,058
Series 2016-BNK1 A3 2.652% 8/15/49	5,790,000	5,812,814
Series 2016-BNK1 B 2.967% 8/15/49	380,000	371,904
Series 2017-C38 A5 3.453% 7/15/50	4,140,000	4,366,882
Total Non-Agency Commercial Mortgage-Backed Securities (cost $276,727,595)		281,451,629

NQ-189 [7/19] 9/19 (946368) 31

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Sovereign Bonds – 1.83%Δ
Argentina - 0.06%
Argentine Republic Government International Bond
5.625% 1/26/22	1,170,000	$1,013,220
6.875% 1/11/48	1,455,000	1,109,074
		2,122,294
Azerbaijan - 0.04%
Republic of Azerbaijan International Bond 144A
4.75% 3/18/24 #	1,426,000	1,522,560
		1,522,560
Belarus - 0.01%
Republic of Belarus International Bond 144A
6.20% 2/28/30 #	200,000	212,079
		212,079
Chile - 0.02%
Chile Government International Bond 3.50% 1/25/50	700,000	712,950
		712,950
Colombia - 0.06%
Colombia Government International Bond 4.00% 2/26/24	2,100,000	2,205,546
		2,205,546
Dominican Republic - 0.11%
Dominican Republic International Bond 144A
6.00% 7/19/28 #	3,675,000	4,037,943
		4,037,943
Ecuador - 0.02%
Ecuador Government International Bond 144A
10.75% 1/31/29 #	700,000	786,187
		786,187
Egypt - 0.34%
Egypt Government International Bond
144A 6.125% 1/31/22 #	9,340,000	9,781,316
144A 7.60% 3/1/29 #	785,000	842,529
144A 8.70% 3/1/49 #	1,453,000	1,592,539
		12,216,384
El Salvador - 0.07%
El Salvador Government International Bond 144A
7.125% 1/20/50 #	2,410,000	2,452,175
		2,452,175
Ghana - 0.10%
Ghana Government International Bond 144A
7.875% 3/26/27 #	3,505,000	3,708,588
		3,708,588

32 NQ-189 [7/19] 9/19 (946368)

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Indonesia - 0.02%
Indonesia Government International Bond 2.95% 1/11/23		700,000	$707,918
			707,918
Ivory Coast - 0.04%
Ivory Coast Government International Bond 144A
6.125% 6/15/33 #		1,491,000	1,409,372
			1,409,372
Jordan - 0.01%
Jordan Government International Bond 144A
5.75% 1/31/27 #		380,000	390,133
			390,133
Kenya - 0.06%
Kenya Government International Bond 144A
8.00% 5/22/32 #		2,175,000	2,311,764
			2,311,764
Mexico - 0.05%
Mexico Government International Bond
3.625% 3/15/22 *		700,000	720,657
4.60% 2/10/48		1,000,000	1,016,260
			1,736,917
Mongolia - 0.07%
Mongolia Government International Bond 144A
5.625% 5/1/23 #		2,461,000	2,513,884
			2,513,884
Nigeria - 0.05%
Nigeria Government International Bond 144A
7.875% 2/16/32 #		1,820,000	1,938,282
			1,938,282
Panama - 0.01%
Panama Government International Bond 4.50% 5/15/47 *		365,000	414,275
			414,275
Paraguay - 0.02%
Paraguay Government International Bond 144A
5.40% 3/30/50 #		727,000	821,972
			821,972
Peru - 0.03%
Peruvian Government International Bond 2.844% 6/20/30		1,042,000	1,047,731
			1,047,731
Poland - 0.04%
Republic of Poland Government Bond 2.25% 4/25/22	PLN	6,155,000	1,614,765
			1,614,765

NQ-189 [7/19] 9/19 (946368) 33

Schedule of investments
Delaware Diversified Income Fund

	Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Qatar - 0.06%
Qatar Government International Bond 144A
4.00% 3/14/29 #	1,905,000	$2,079,062
		2,079,062
Russia - 0.11%
Russian Foreign Bond - Eurobond
144A 4.25% 6/23/27 #	2,400,000	2,508,936
144A 5.25% 6/23/47 #	1,200,000	1,348,368
		3,857,304
Saudi Arabia - 0.01%
Saudi Government International Bond 144A
3.625% 3/4/28 #	395,000	413,368
		413,368
Senegal - 0.02%
Senegal Government International Bond 144A
6.75% 3/13/48 #	563,000	542,090
		542,090
South Africa - 0.01%
Republic of South Africa Government International Bond
4.875% 4/14/26	331,000	339,649
		339,649
Sri Lanka - 0.10%
Sri Lanka Government International Bond
144A 5.875% 7/25/22 #	678,000	685,677
144A 6.20% 5/11/27 #	1,155,000	1,116,072
144A 7.55% 3/28/30 #	1,675,000	1,705,059
		3,506,808
Turkey - 0.09%
Turkey Government International Bond
6.25% 9/26/22	1,374,000	1,403,942
6.35% 8/10/24	300,000	302,993
7.625% 4/26/29	1,600,000	1,683,416
		3,390,351
Ukraine - 0.09%
Ukraine Government International Bond 144A
7.75% 9/1/26 #	3,000,000	3,175,980
		3,175,980
Uruguay - 0.06%
Uruguay Government International Bond 4.375% 1/23/31	1,835,000	2,008,866
		2,008,866

34 NQ-189 [7/19] 9/19 (946368)

	Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Uzbekistan - 0.05%
Republic of Uzbekistan Bond 144A 5.375% 2/20/29 #	1,800,000	$1,931,234
		1,931,234
Total Sovereign Bonds (cost $63,807,110)		66,128,431

Supranational Bank – 0.08%
Banque Ouest Africaine de Developpement 144A
5.00% 7/27/27 #	2,770,000	2,918,943
Total Supranational Bank (cost $2,716,650)		2,918,943

US Treasury Obligations – 15.44%
US Treasury Bonds
2.875% 5/15/49	17,940,000	19,219,978
3.00% 2/15/49	5,820,000	6,383,585
US Treasury Notes
1.75% 6/30/24 *	335,005,000	333,702,936
2.375% 5/15/29	193,355,000	199,487,989
Total US Treasury Obligations (cost $557,296,799)		558,794,488
	Number of shares
Common Stock – 0.00%
Century Communications =†	7,875,000	0
Total Common Stock (cost $238,403)		0

Convertible Preferred Stock – 0.12%
A Schulman 6.00% exercise price $52.33 y	4,439	4,538,878
Total Convertible Preferred Stock (cost $4,177,239)		4,538,878

Preferred Stock – 0.28%
Bank of America 6.50% µ	5,690,000	6,335,616
USB Realty 144A 3.45% (LIBOR03M + 1.147%) #•	4,485,000	3,863,917
Total Preferred Stock (cost $9,713,425)		10,199,533

Short-Term Investments – 1.97%
Money Market Mutual Funds - 1.97%
BlackRock FedFund - Institutional Shares (seven-day
effective yield 2.23%)	14,262,370	14,256,990
Fidelity Investments Money Market Government Portfolio -
Class I (seven-day effective yield 2.19%)	14,262,370	14,256,899
GS Financial Square Government Fund - Institutional
Shares (seven-day effective yield 2.23%)	14,262,370	14,256,996

NQ-189 [7/19] 9/19 (946368) 35

Schedule of investments
Delaware Diversified Income Fund

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Government Portfolio - Institutional Class
(seven-day effective yield 2.21%)	14,262,370	$14,256,946
State Street Institutional US Government Money Market
Fund - Investor Class (seven-day effective yield 2.18%)	14,262,370	14,256,796
Total Short-Term Investments (cost $71,284,627)		71,284,627
Total Value of Securities Before Securities
Lending Collateral – 100.37%
(cost $3,564,841,477)		3,633,400,577

	Principal amount°
Security Lending Collateral – 9.99%
Certificates of Deposit - 1.28%`
Bank of Nova Scotia (Toronto) 2.45% 8/1/19	14,586,000	14,586,000
Commonwealth Bank of Australia (London) 2.42% 8/1/19	15,564,000	15,564,000
Royal Bank of Canada (Toronto) 2.40% 8/1/19	15,967,000	15,967,000
		46,117,000
Repurchase Agreements - 8.49%
Bank of Montreal
2.43%, dated 7/31/19, to be repurchased on 8/1/19,
repurchase price $52,397,535 (collateralized by US
government obligations 0.00%-7.875%
8/15/19-4/15/24; market value $53,441,913)	52,393,998	52,393,998
Bank of Nova Scotia
2.30%, dated 7/31/19, to be repurchased on 8/1/19,
repurchase price $30,001,917 (collateralized by US
government obligations 0.00% 7/16/20;
market value $30,585,157)	30,000,000	30,000,000
2.52%, dated 7/31/19, to be repurchased on 8/1/19,
repurchase price $27,395,916 (collateralized by US
government obligations 0.00%-3.50%
9/12/19-6/30/24; market value $27,943,872)	27,393,998	27,393,998
BOFA Securities
2.28%, dated 7/31/19, to be repurchased on 8/1/19,
repurchase price $46,755,641 (collateralized by US
government obligations 1.25% 7/15/20;
market value $47,687,805)	46,752,680	46,752,680
2.52%, dated 7/31/19, to be repurchased on 8/1/19,
repurchase price $38,989,363 (collateralized by US
government obligations 2.271% 7/31/21;
market value $39,766,425)	38,986,634	38,986,634

36 NQ-189 [7/19] 9/19 (946368)

	Principal amount°	Value (US $)
Security Lending Collateral (continued)
Repurchase Agreements (continued)
Credit Agricole
2.52%, dated 7/31/19, to be repurchased on 8/1/19,
repurchase price $48,181,319 (collateralized by US
government obligations 2.25% 4/30/24;
market value $49,141,506)	48,177,947	$48,177,947
JP Morgan Securities
2.54%, dated 7/31/19, to be repurchased on 8/1/19,
repurchase price $63,582,277 (collateralized by US
government obligations 0.00%-0.125%
9/12/19 -7/15/24; market value $64,849,368)	63,577,791	63,577,791
		307,283,048
Short-Term Floating Rate Notes - 0.22%
Australia & New Zealand Banking Group 2.41%
(LIBOR01M + 0.15%) 8/23/19 ≥•	641,000	641,018
Bank of Montreal (Chicago) 2.79% (LIBOR03M + 0.21%)
11/1/19 •	515,000	515,259
Bank of Nova Scotia 2.41% (LIBOR01M + 0.14%)
1/24/20 ≥•	1,682,000	1,682,084
Commonwealth Bank of Australia
2.62% (LIBOR03M + 0.05%) 8/2/19 ≥•	400,000	400,000
2.62% (LIBOR03M + 0.04%) 2/3/20 ≥•	300,000	300,030
Intel 2.56% (LIBOR03M + 0.08%) 5/11/20 •	240,000	240,093
National Australia Bank 2.38% (LIBOR01M + 0.14%)
8/27/19 ≥•	703,000	703,012
Royal Bank of Canada (New York) 2.58% (LIBOR03M +
0.24%) 8/29/19 •	300,000	300,090
Toronto-Dominion Bank (New York) 2.47% (LIBOR01M +
0.10%) 10/9/19 •	300,000	300,009
Wells Fargo Bank
2.58% (LIBOR03M + 0.06%) 3/20/20 •	598,000	598,112
2.58% (LIBOR01M + 0.18%) 5/1/20 •	1,900,000	1,900,057
Westpac Banking (New York) 2.52% (LIBOR03M + 0.10%)
9/19/19 ≥•	500,000	500,069
		8,079,833
Total Securities Lending Collateral (cost $361,479,165)		361,479,881

Total Value of Securities – 110.36%
(cost $3,926,320,642)		$3,994,880,458 ■
Obligation to Return Securities Lending Collateral – (9.99%)		(361,472,649)
Liabilities Net of Receivables and Other Assets – (0.38%) ★		(13,583,358)
Net Assets Applicable to 414,365,117 Shares Outstanding – 100.00%		$3,619,824,451

NQ-189 [7/19] 9/19 (946368) 37

Schedule of investments

Delaware Diversified Income Fund

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At July 31, 2019, the aggregate value of Rule 144A securities was $866,884,519, which represents
23.95% of the Fund’s net assets.

* Fully or partially on loan.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
D PIK. 78% of the income received was in cash and 22% was in principal.
★Of this amount $1,080,000 represents cash collateral posted for certain open derivatives, and
$3,070,000 represents cash collateral posted for certain open derivatives as of July 31, 2019.

= The value of this security was determined using significant unobservable inputs and is reported as a
Level 3 security.
` The rate shown is the effective yield at the time of purchase.
≥ Commercial paper exempt from registration under Section 4(a)(2) and/or Rule 144A of the Securities
Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors.” At July 31, 2019, the aggregate value of these securities was $4,226,213, which represented 0.12% of the Fund’s net assets.
■Includes $352,533,258 of securities loaned.

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ Securities have been classified by country of origin.

µ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2019. Rate will reset at a future date.
S Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
y No contractual maturity date.
Ω Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.

† Non-income producing security.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
July 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M,
LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

38 NQ-189 [7/19] 9/19 (946368)

X This loan will settle after July 31, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
f Step coupon bond. Stated rate in effect at July 31, 2019 through maturity date.

Unfunded Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at July 31, 2019:

				Unrealized
				Appreciation
Borrower	Principal Amount	Cost	Value	(Depreciation)
Allied Universal Holdco Tranche DD 1st Lien 1.00%
(LIBOR03M + 1.00%) 7/12/26	$132,162	$130,841	$132,438	$1,597
Heartland Dental Tranche DD 1st Lien 3.75%
(LIBOR03M + 3.75%) 4/30/25	18,073	18,073	17,429	(644)

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at
July 31, 2019:

Foreign Currency Exchange Contracts

			Contracts to			Settlement	Unrealized
Counterparty			Receive (Deliver)	In Exchange For		Date	Appreciation
JPMCB			EUR (1,488,312) USD		1,662,102	8/16/19	$12,338

Futures Contracts

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation Depreciation		Brokers
	US Treasury
2,431	5 yr Notes	$285,775,446	$286,182,139	9/30/19	$—	$(406,693)	$(189,875)
	US Treasury
	10 yr
(492)	Notes	(62,691,562)	(62,536,597)	9/19/19	—	(154,965)	(38,440)
	US Treasury
	Long
1,103	Bonds	171,619,906	165,831,052	9/19/19	5,788,854	—	1,068,531
Total Futures Contracts			$389,476,594		$5,788,854	$(561,658)	$840,216

NQ-189 [7/19] 9/19 (946368) 39

Schedule of investments
Delaware Diversified Income Fund

Swap Contracts
CDS Contracts[1]

Variation
Counterparty/				Upfront		Margin
Reference Obligation/		Annual		Payments		Due from
Termination Date/	Notional	Protection		Paid	Unrealized	(Due to)
Payment Frequency	Amount[2]	Payments	Value	(Received)	Appreciation[3]	Brokers
Over-The-Counter/
Protection Sold/
Moody’s Ratings:
MSCS-CMBX. NA. BBB. 6[4]
5/11/63-
Monthly	24,970,000	3.00%	$ (2,347,673) $ (2,861,837) $ 514,164 $			—

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party
(seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.

2Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(15,482).

4Markit’s CMBX.NA Index is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality ratings are measured on a scale that ranges from AAA (highest) to BB (lowest).
US Agency and US Agency mortgage-backed securities appear under US Government.

Summary of abbreviations:
ABS – Asset-Backed Security
ARM – Adjustable Rate Mortgage
BADLARPP – Argentina Term Deposit Rate
CDO – Collateralized Debt Obligation
CDS – Credit Default Swap
CLO – Collateralized Loan Obligation
CMBX.NA – Commercial Mortgaged-Backed Securities Index North America
DB – Deutsche Bank
EUR – European Monetary Unit

40 NQ-189 [7/19] 9/19 (946368)

Summary of abbreviations (continued):
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank, National Association
LB – Lehman Brothers
LIBOR – London Interbank Offered Rate
LIBOR00M – ICE LIBOR USD 0 Month
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR02M – ICE LIBOR USD 2 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MASTR – Mortgage Asset Securitization Transactions, Inc.
MSCS – Morgan Stanley Capital Services LLC
PIK – Pay-in-kind
PLN – Polish Zloty
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
USD – US Dollar
yr – Year

NQ-189 [7/19] 9/19 (946368) 41

Schedule of investments
Delaware U. S. Growth Fund	July 31, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 99.61%✧
Communication Services - 18.11%
Alphabet Class A †	68,266	$83,161,641
Alphabet Class C †	6,667	8,111,605
Charter Communications Class A †	260,956	100,567,223
Liberty Global Class A †	428,280	11,422,228
Liberty Global Class C †	3,168,813	82,515,890
Netflix †	233,027	75,265,391
Take-Two Interactive Software †	698,836	85,621,387
		446,665,365
Consumer Discretionary - 12.05%
Dollar Tree †	1,071,744	109,049,952
Hasbro	974,519	118,072,722
TripAdvisor †	1,585,218	69,987,375
		297,110,049
Consumer Staples - 4.48%
Constellation Brands Class A	561,028	110,421,531
		110,421,531
Financials - 10.51%
Charles Schwab	1,693,830	73,207,333
CME Group	311,094	60,482,895
KKR & Co. Class A	4,690,360	125,467,130
		259,157,358
Healthcare - 15.54%
Biogen †	205,311	48,827,062
Illumina †	296,391	88,733,537
IQVIA Holdings †	930,499	148,107,526
UnitedHealth Group	391,867	97,578,802
		383,246,927
Materials - 4.68%
Ball	1,613,516	115,334,124
		115,334,124
Real Estate - 1.76%
Crown Castle International	325,183	43,333,886
		43,333,886
Technology - 32.48%
Alibaba Group Holding ADR †	185,242	32,067,243
Applied Materials	1,729,791	85,399,782
Arista Networks †	239,478	65,485,259
Autodesk †	567,771	88,668,797
Mastercard Class A	372,237	101,348,968
Microsoft	1,766,292	240,692,611
PayPal Holdings †	813,205	89,777,832

NQ-101 [7/19] 9/19 (946264) 1

Schedule of investments
Delaware U. S. Growth Fund

	Number of shares	Value (US $)
Common Stock ✧ (continued)
Technology (continued)
Visa Class A	547,031	$97,371,518
		800,812,010
Total Common Stock (cost $1,939,473,898)		2,456,081,250

Short-Term Investments – 0.44%
Money Market Mutual Funds - 0.44%
BlackRock FedFund - Institutional Shares (seven-day
effective yield 2.23%)	2,166,626	2,166,255
Fidelity Investments Money Market Government Portfolio -
Class I (seven-day effective yield 2.19%)	2,166,626	2,166,246
GS Financial Square Government Fund - Institutional
Shares (seven-day effective yield 2.23%)	2,166,626	2,166,254
Morgan Stanley Government Portfolio - Institutional Class
(seven-day effective yield 2.21%)	2,166,626	2,166,250
State Street Institutional US Government Money Market
Fund - Investor Class (seven-day effective yield 2.18%)	2,166,626	2,166,242
Total Short-Term Investments (cost $10,831,248)		10,831,247
Total Value of Securities – 100.05%
(cost $1,950,305,146)		2,466,912,497

Liabilities Net of Receivables and Other Assets – (0.05%)		(1,156,070)
Net Assets Applicable to 100,601,597 Shares Outstanding – 100.00%		$2,465,756,427

✧ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

† Non-income producing security.

ADR – American Depositary Receipt

2 NQ-101 [7/19] 9/19 (946264)

Schedule of investments
Delaware Global Real Estate Opportunities Fund	July 31, 2019 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 97.42%Δ
Australia - 5.27%
Dexus	80,362	$718,755
Goodman Group	75,127	759,799
GPT Group-In Specie =†	1,377,200	0
NEXTDC †	29,454	137,564
		1,616,118
Canada - 4.36%
Granite Real Estate Investment Trust	11,067	514,358
Killam Apartment Real Estate Investment Trust	55,332	822,140
		1,336,498
China/Hong Kong - 5.75%
CK Asset Holdings	46,500	349,640
Link REIT	63,000	732,765
Sun Hung Kai Properties	29,500	475,403
Swire Properties	56,400	203,655
		1,761,463
France - 1.38%
Gecina	2,748	421,626
		421,626
Germany - 2.63%
Aroundtown	23,455	187,117
Deutsche Wohnen	10,233	373,178
LEG Immobilien	2,130	245,634
		805,929
Ireland - 0.10%
Green REIT	15,218	30,138
		30,138
Japan - 9.20%
Daiwa Office Investment	63	465,502
Japan Prime Realty Investment	69	305,021
Japan Rental Housing Investments	352	295,487
Kenedix Office Investment	80	574,533
Mitsubishi Estate	37,500	690,260
Mitsui Fudosan	21,700	489,860
		2,820,663
Netherlands - 0.63%
InterXion Holding †	2,551	192,090
		192,090
Singapore - 2.52%
CapitaLand	94,800	248,358
Mapletree Commercial Trust	349,201	524,611
		772,969

NQ-223 [7/19] 9/19 (946298) 1

Schedule of investments
Delaware Global Real Estate Opportunities Fund (Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
Spain - 1.46%
Inmobiliaria Colonial Socimi	40,176	$449,196
		449,196
Sweden - 1.15%
Fabege	22,830	352,317
		352,317
United Kingdom - 3.59%
Assura	395,573	310,762
Grainger	78,780	217,859
Tritax EuroBox 144A #	79,409	91,422
UNITE Group	38,340	480,794
		1,100,837
United States - 59.38%
Alexandria Real Estate Equities	2,746	401,903
American Tower	1,889	399,750
Americold Realty Trust	14,317	480,049
Apartment Investment & Management Class A	5,837	289,165
AvalonBay Communities	4,815	1,005,324
Boston Properties	3,729	495,771
Brookdale Senior Living †	189,697	1,477,740
Camden Property Trust	6,943	720,059
Cousins Properties	5,474	192,575
CubeSmart	9,442	320,556
Duke Realty	9,340	311,302
Equinix	758	380,592
Equity LifeStyle Properties	2,761	343,054
Equity Residential	4,866	383,879
Essex Property Trust	1,665	503,196
Extra Space Storage	3,580	402,356
HCP	15,290	488,210
Host Hotels & Resorts	6,174	107,366
Hudson Pacific Properties	9,996	352,859
Invitation Homes	22,496	617,965
Liberty Property Trust	8,183	427,971
Mack-Cali Realty	11,938	283,886
MGM Growth Properties Class A	10,903	325,564
Park Hotels & Resorts	2,921	77,144
Prologis	16,774	1,352,152
Public Storage	1,458	353,944
Regency Centers	7,122	475,037
Rexford Industrial Realty	17,716	733,442
Simon Property Group	2,693	436,805

2 NQ-223 [7/19] 9/19 (946298)

(Unaudited)

	Number of shares	Value (US $)
Common StockΔ (continued)
United States (continued)
SITE Centers	20,994	$299,165
Spirit Realty Capital	8,273	365,005
STORE Capital	21,177	724,465
Sun Communities	5,226	694,065
UDR	9,291	427,943
VICI Properties	9,577	204,373
Welltower	16,155	1,342,804
		18,197,436
Total Common Stock (cost $28,238,350)		29,857,280

Short-Term Investments – 1.39%
Money Market Mutual Funds - 1.39%
BlackRock FedFund - Institutional Shares (seven-day
effective yield 2.23%)	84,946	84,942
Fidelity Investments Money Market Government Portfolio -
Class I (seven-day effective yield 2.19%)	84,946	84,941
GS Financial Square Government Fund - Institutional
Shares (seven-day effective yield 2.23%)	84,946	84,942
Morgan Stanley Government Portfolio - Institutional Class
(seven-day effective yield 2.21%)	84,946	84,941
State Street Institutional US Government Money Market
Fund - Investor Class (seven-day effective yield 2.18%)	84,946	84,941
Total Short-Term Investments (cost $424,707)		424,707

Total Value of Securities – 98.81%
(cost $28,663,057)		30,281,987
Receivables and Other Assets Net of Liabilities – 1.19%		365,817
Net Assets Applicable to 3,847,627 Shares Outstanding – 100.00%		$30,647,804

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At July 31, 2019, the aggregate value of Rule 144A securities was $91,422, which represents 0.30%
of the Fund’s net assets.

= The value of this security was determined using significant unobservable inputs and is reported as a
Level 3 security.
Δ Securities have been classified by country of origin.

† Non-income producing security.

NQ-223 [7/19] 9/19 (946298) 3

Schedule of investments

Delaware Global Real Estate Opportunities Fund (Unaudited)

The following foreign currency exchange contracts were outstanding at July 31, 2019:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BNYM	AUD	66,067	USD	(45,543)	8/1/19	$—	$(361)
BNYM	EUR	(1,566)	USD	1,746	8/1/19	12	—
BNYM	EUR	(82,825)	USD	92,093	8/2/19	391	—
BNYM	GBP	(6,897)	USD	8,384	8/1/19	—	(4)
BNYM	GBP	(22,399)	USD	27,340	8/2/19	98	—
BNYM	HKD	(1,320,081)	USD	168,715	8/1/19	81	—
BNYM	JPY	4,458,158	USD	(41,097)	8/1/19	—	(116)
BNYM	SGD	29,364	USD	(21,428)	8/1/19	—	(57)
Total Foreign Currency Exchange Contracts						$582	$(538)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
AUD – Australian Dollar
BNYM – BNY Mellon
EUR – European Monetary Unit
GBP – British Pound Sterling
GS – Goldman Sachs
HKD – Hong Kong Dollar
JPY – Japanese Yen
REIT – Real Estate Investment Trust
SGD – Singapore Dollar
USD – US Dollar

4 NQ-223 [7/19] 9/19 (946298)